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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05062

ING GET Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 to June 30, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

June 30, 2007

ING GET Fund

■	Series S

■	Series T

■	Series U

■	Series V

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Series use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC’s website at www.sec.gov. Information regarding how the Series voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Series files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Series’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Series by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

So far, it has been a volatile year in the markets. In February, we saw an unprecedented, single-day freefall in Chinese stocks that sent tremors throughout global markets. Closer to home, we witnessed a downturn in the U.S. sub-prime mortgage industry that continues to impact fixed income investments as well as real estate and equity markets worldwide.

When friends and colleagues in the industry voice concerns about the market’s recent volatility, I remind them that such ongoing events are fairly normal and that they underscore the importance of a well-diversified investment strategy. Studies have shown that an investment strategy allocated across a diverse group of asset classes and investment sectors can help provide an investor with solid footing for the long-term despite the short-term commotions.

We at ING Funds remain committed to providing our clients with a diverse and comprehensive line-up of innovative investment products — all designed to offer solutions to your investment needs. Whatever your investing goals, we look forward to continuing to serve you.

Shaun Mathews

President

ING Funds

August 10, 2007

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2007

Investors will remember early 2007 for the well-anticipated shocks and corrections that finally struck. But global equities markets soon recovered their poise and provided good gains through May 2007 before some nervousness returned in June 2007. For the six months ended June 30, 2007, the Morgan Stanley Capital International World IndexSM(1) (“MSCI World Index”) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) added 8.2%. In currencies, the dollar’s early strides were retraced on the (perceived) certainty that European interest rates were on the way up, while those in the U.S. were not. The euro made a new closing high and the pound reached the best level in 25 years against the dollar. The yen however buckled under the “carry trade”, in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended June 30, 2007, the dollar fell 2.5% against the euro and the pound, but gained 3.5% on the yen.

U.S. markets entered 2007 against a backdrop of a stable federal funds rate since June 2007. A slowing economy dragged by a slumping housing market seemed to be on the rebound in December 2006. The early reports in 2007 sustained this view, with unexpectedly strong employment, retail sales and confidence readings, as well as robust increases in housing starts and pending home sales. The first estimate of fourth quarter gross domestic product (“GDP”) growth was an impressive 3.5%.

But from February 2007, it soon became apparent that the improvement in housing figures only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse, the country’s largest sub-prime mortgage lenders were reporting major losses.

February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.

The housing gloom continued into the second quarter. Foreclosures in May 2007 were 90% higher than one year earlier. Existing housing prices fell in the first quarter year over year for the first time since 1991. The sub-prime dragon reared its head again in June 2007 when the investment bank, Bear Stearns, had to rescue two of its hedge funds in distress over holdings in mortgage bonds. The effect on GDP was clear. Growth in the latest quarter was finalized at just 0.69% annualized, the lowest since 2003.

Yet the feeling persisted that while the sub-prime debacle was serious, the chance of it tripping the economy into recession was remote. Unemployment remained light at 4.5%. The consumer was still spending, although as June ended high gasoline prices were weighing on consumer confidence. And the chances of a rate cut had all but vanished as the Federal Open Market Committee (“FOMC”) in leaving the federal funds rate at 5.25%, made it clear that “…a sustained moderation in inflation pressures has yet to be convincingly demonstrated.”

In U.S. fixed income markets the yield curve became steeper, with the yield on the ten-year Treasury Note making a five-year high before slipping to 5.03%, up 32 basis points (0.32%) for the six months ended June 30, 2007, while that on the three-month Bill fell 22 basis points (0.22%) to 4.67%. This surely reflected the confidence-shaking events of February 2007, as well as the FOMC’s somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern. For the six months ended June 30, 2007, the Lehman Brothers® Aggregate Bond Index(2) (“LBAB”) of investment grade bonds returned just 98 basis points (0.98%).

U.S. equities, represented by the Standard & Poor’s 500® Composite Stock Price Index(3) (“S&P 500® Index”) including dividends, rose 7.0%, finally breaching its March 2000 record. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the S&P 500® Index. But the earnings growth rate of 8.6% that emerged was much better than had been feared. Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity. By early June 2007 however, nerves were getting frayed as 10-year bond yields pushed through 5% and on the Bear Stearns’ news, unlikely to be an isolated case. Led by financials and the interest sensitive utilities sectors, the S&P 500® Index gave back 1.7% in June.

Internationally, the MSCI Japan® Index(4) rose 6.6% for the six months ended June 30, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in three years. Unemployment remained at a nine-year low. But consumer prices and wages started falling again, forcing the Bank of Japan, which raised interest

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2007

rates in February 2007 to a still wafer-thin 0.5%, to leave them there, keeping the carry trade in business. The MSCI Europe ex UK® Index(5) surged 11.2% on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, the fastest GDP growth in years and continuing merger and acquisition activity. But June 2007 saw sentiment tail off somewhat as the ascending euro threatened exports and the European Central Bank raised rates for the eighth time since late 2005. In the UK, a housing boom and robust service sector had raised year over year GDP growth to 3.0% amid buoyant retail sales, confident consumers and record profits for non-financial companies. The MSCI UK® Index(6) advanced 8.1% for the six months ended June 30, 2007, although again slipping in June as home price inflation and retail sales cooled after the Bank of England raised rates to 5.5%, a six-year high.

(1)  The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING GET FUND SERIES S THROUGH V	INVESTMENT STRATEGY AND PRINCIPAL RISKS

What is the Investment Strategy during the Guarantee Period?

ING GET Fund — Series S, ING GET Fund — Series T, ING GET Fund — Series U, and ING GET Fund — Series V (“Series“) do not implement an “investment strategy” in any conventional sense. Rather, the Series’ asset allocation strategy seeks to optimize the exposure of the Series to the equity component (“Equity Component”) (defined below) while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. The Series allocate their assets among the following asset classes:

During the guarantee period (“Guarantee Period”), the Series’ assets will be allocated between the:

•

Equity Component, consisting of common stocks included in the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”), futures contracts on the S&P 500® Index, and when the Equity Component’s market value is $5 million or less, investments in exchange traded funds (“ETFs”) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500® Index, in S&P 500® index futures, or in a combination of S&P 500® Index futures and ETFs, subject to any limitation on the Series’ investments in such securities; and the

•	Fixed component (“Fixed Component”), consisting primarily of short- to intermediate-duration U.S. Government securities.

The Series’ asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company may be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Series.

With respect to ING GET Fund — Series S and ING GET Fund — Series T only, the minimum Targeted Return for each Series is 1.5% per year over the Guarantee Period (“Target Return”) before asset based contract charges and each Series’ cost of operations.

How does the Series’ asset Allocation work?

ING Investment Management Co. (“ING IM” or “Sub-Adviser”), the Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series’ total annual expenses, insurance company separate account expenses, and the maturity date (“Maturity Date”). The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a “material decline” (at least a 30% decline) in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

Equity Component: ING IM manages the Equity Component by overweighting those stocks in the S&P 500® Index that it believes will outperform the S&P 500® Index, and underweighting (or avoiding altogether) those stocks ING IM believes will underperform the S&P 500® Index (“Enhanced Index Strategy”). Stocks ING IM believes are likely to match the performance of the S&P 500® Index are invested in proportion to their representation in the Index. To determine which stocks to weight more or less heavily, ING IM uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. ING IM expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500® Index in both rising and falling markets.

Under normal market conditions, up to 20% of the Equity Component’s net assets may be invested in futures contracts for hedging purposes or to maintain liquidity to meet shareholder redemptions and minimize trading

INVESTMENT STRATEGY AND PRINCIPAL RISKS	ING GET FUND SERIES S THROUGH V

costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Series may only invest in futures contracts on the S&P 500® Index and futures contracts on U.S. Treasury securities.

If the Equity Component’s market value is $5 million or less, in order to replicate an investment in stocks listed in the S&P 500® Index, ING IM may invest the entire amount of the Equity Component’s assets in S&P 500® Index futures, in ETFs, or in a combination of S&P 500® Index futures and ETFs, subject to any limitation on the Series’ investment in such securities (subject to restrictions imposed by the Investment Company Act of 1940, as amended “1940 Act”). ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ING IM will not employ an enhanced index strategy when it invests in S&P 500® Index futures and ETFs.

Fixed Component: ING IM seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). Although the Series invest in securities insured or guaranteed by the U.S. Government, the Series shares are not issued or guaranteed. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage-backed securities (including commercial mortgage-backed securities) which are rated AAA or Aaa at the time of purchase by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”)®, respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P and/or Aa3 or higher by Moody’s. The Fixed Component may also include U.S. Treasury futures and money market instruments. The Series may also invest in other investment companies to the extent permitted under the 1940 Act. The GET Series may also invest in other investment companies to the extent permitted by the 1940 Act, and the rules and regulations thereunder.

What are the Principal Guarantee Period Risks?

Allocation Risk: If, at the inception of, or any time during, the Guarantee Period interest rates are low, the Series’ assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed-income securities. In addition, if during the Guarantee Period the equity markets experienced a material decline, the Series’ assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Asset Allocation May Underperform Static Strategies: The asset allocation process results in transaction costs. Volatile periods in the market may increase these costs. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Series, may increase the Series’ transaction costs.

Opportunity Costs: There are substantial opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series’ assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series’ assets. If the market value of the Equity Component rises, the percentage of the Series’ assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series’ assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

ING GET FUND SERIES S THROUGH V	INVESTMENT STRATEGY AND PRINCIPAL RISKS

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and the separate account under the variable annuity contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a contract-holder or participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current net asset value (“NAV”) which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not the public offering price, and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by insurance companies offering the Series. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed-income securities at the end of the Guarantee Period.

Worst Case Scenarios for the Series’ Equity Participation: The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series’ NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series’ assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

Impact of Annuity Charges and Other Expenses: Contract-holders and Participants with interests in the Series through separate accounts are not subject to identical separate account charges. In its proprietary computer model, the Sub-Adviser uses an expense factor designed to have the Series produce a return which may cover some portion of these charges. The expense factor will be determined at the inception of the Guarantee Period. If the expense factor is set to cover the higher charges, the initial asset allocation to the Equity Component will be lower. Accordingly, the level of the expense factor chosen by the Series may represent a greater opportunity cost to Contract-holders and Participants with lower separate account charges. Regardless of where the expense factor is set, it will not affect the Guarantee payable by the insurance company.

Stock and Bond Investments: The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on ING IM’s skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

With mortgage-backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. government or its agencies.

Declining Interest Rates: A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series’ assets to the Fixed Component in order to assure that such assets do not fall below the Guarantee.

Futures Contracts: The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a

INVESTMENT STRATEGY AND PRINCIPAL RISKS	ING GET FUND SERIES S THROUGH V

specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class. The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

Other Investment Companies. The GET Series may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQ™ (“QQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Series may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Series. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, the Series may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). The Series’ purchase of shares of an ING Money Market Fund will result in the Series paying a proportionate share of the expenses of the ING Money Market Fund. The Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Series invests resulting from the Series’ investment into the ING Money Market Fund.

Risks of Using Derivatives: Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series’ share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series’ realizing a lower return than expected on an investment.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The Funds’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical/examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

ING GET Fund	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Fund Return
Series S	$1,000.00	$1,040.00	0.80%	$4.05
Series T	1,000.00	1,037.70	0.80	4.04
Series U	1,000.00	1,039.60	0.80	4.05
Series V	1,000.00	1,027.40	0.80	4.02
Hypothetical (5% return before expenses)
Series S	$1,000.00	$1,020.83	0.80%	$4.01
Series T	1,000.00	1,020.83	0.80	4.01
Series U	1,000.00	1,020.83	0.80	4.01
Series V	1,000.00	1,020.83	0.80	4.01

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING GET Fund— Series S	ING GET Fund— Series T	ING GET Fund— Series U	ING GET Fund— Series V
ASSETS:
Investments in securities at value*	$107,636,998	$94,364,792	$96,580,048	$133,365,886
Short-term investments in affiliates at amortized cost	500,000	5,000	5,000	200,000
Short-term investments at amortized cost	178,000	151,000	193,000	307,000
Cash	18,725	16,942	18,274	23,208
Receivables:
Investment Securities Sold	25,662	21,996	23,829	10,998
Dividends and interest	57,658	49,522	250,493	24,327
Prepaid expenses	1,535	1,347	1,359	2,000
Reimbursement due from manager	12,145	13,402	12,129	18,225

Total assets	108,430,723	94,624,001	97,084,132	133,951,644

LIABILITIES:
Payable for fund shares redeemed	70,189	37,392	53,557	94,681
Payable to affiliates	81,444	71,054	73,042	100,810
Payable for directors fees	9,481	12,760	6,461	9,981
Other accrued expenses and liabilities	54,930	48,422	51,179	66,455

Total liabilities	216,044	169,628	184,239	271,927

NET ASSETS	$108,214,679	$94,454,373	$96,899,893	$133,679,717

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$98,591,417	$87,782,056	$88,979,622	$136,073,352
Undistributed net investment income	1,185,259	995,892	894,144	1,175,657
Accumulated net realized gain (loss) on investments	3,136,707	1,875,061	2,367,007	(3,123,513)
Net unrealized appreciation or depreciation on investments	5,301,296	3,801,364	4,659,120	(445,779)

NET ASSETS	$108,214,679	$94,454,373	$96,899,893	$133,679,717

* Cost of investments in securities	$102,335,702	$90,563,428	$91,920,928	$133,811,665

Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	n/a	n/a	n/a	n/a
Shares outstanding	10,609,826	9,410,869	9,673,254	13,222,614
Net asset value and redemption price per share	$10.20	$10.04	$10.02	$10.11

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING GET Fund— Series S	ING GET Fund— Series T	ING GET Fund— Series U	ING GET Fund— Series V
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$465,457	$391,149	$440,287	$196,261
Interest(1)	1,165,871	995,179	855,924	1,544,655

Total investment income	1,631,328	1,386,328	1,296,211	1,740,916

EXPENSES:
Investment management fees	333,591	291,301	299,646	423,218
Distribution and service fees	138,996	121,375	124,852	176,340
Transfer agent fees	58	58	58	63
Administrative service fees	30,578	26,702	27,467	38,794
Shareholder reporting expense	8,110	6,516	6,870	5,611
Professional fees	14,417	15,549	14,920	22,755
Custody and accounting expense	10,725	10,186	11,087	12,670
Directors fees	4,862	4,986	4,525	7,240
Miscellaneous expense	6,091	5,363	6,085	7,842

Total expenses	547,428	482,036	495,510	694,533
Net waived and reimbursed fees	(102,088)	(93,018)	(95,489)	(129,515)

Net expenses	445,340	389,018	400,021	565,018

Net investment income	1,185,988	997,310	896,190	1,175,898

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	3,505,874	2,279,045	2,822,575	341,197
Net change in unrealized appreciation or depreciation on investments	(302,710)	296,917	173,934	2,292,459

Net realized and unrealized gain on investments	3,203,164	2,575,962	2,996,509	2,633,656

Increase in net assets resulting from operations	$4,389,152	$3,573,272	$3,892,699	$3,809,554

* Foreign taxes withheld	$1	$1	$1	$—
(1) Affiliated income	$4,946	$3,599	$3,458	$6,533

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET Fund—Series S		ING GET Fund—Series T
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$1,185,988	$3,005,289	$997,310	$2,595,238
Net realized gain on investments	3,505,874	3,228,846	2,279,045	2,177,183
Net change in unrealized appreciation or depreciation on investments	(302,710)	2,639,586	296,917	2,294,396

Net increase in net assets resulting from operations	4,389,152	8,873,721	3,573,272	7,066,817

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,998,496)	(4,000,641)	(2,589,379)	(3,434,355)
Net realized gains	(3,001,552)	(1,496,049)	(1,662,317)	(2,380,367)

Total distributions	(6,000,048)	(5,496,690)	(4,251,696)	(5,814,722)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	6,000,048	5,496,690	4,251,696	5,814,722
Cost of shares redeemed	(12,602,004)	(42,325,429)	(11,393,327)	(33,285,936)

Net decrease in net assets resulting from capital share transactions	(6,601,956)	(36,828,739)	(7,141,631)	(27,471,214)

Net decrease in net assets	(8,212,852)	(33,451,708)	(7,820,055)	(26,219,119)

NET ASSETS:
Beginning of period	116,427,531	149,879,239	102,274,428	128,493,547

End of period	$108,214,679	$116,427,531	$94,454,373	$102,274,428

Undistributed net investment income at end of period	$1,185,259	$2,997,767	$995,892	$2,587,961

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET Fund—Series U		ING GET Fund—Series V
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$896,190	$2,274,448	$1,175,898	$3,138,287
Net realized gain (loss) on investments	2,822,575	2,160,424	341,197	(1,268,852)
Net change in unrealized appreciation or depreciation on investments	173,934	3,639,243	2,292,459	5,394,131

Net increase in net assets resulting from operations	3,892,699	8,074,115	3,809,554	7,263,566

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,267,840)	(3,021,672)	(3,134,422)	(4,210,584)
Net realized gains	(1,806,905)	(1,745,855)	—	—

Total distributions	(4,074,745)	(4,767,527)	(3,134,422)	(4,210,584)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	4,074,745	4,767,527	3,134,422	4,210,584
Cost of shares redeemed	(11,702,855)	(44,702,514)	(19,744,758)	(79,632,272)

Net decrease in net assets resulting from capital share transactions	(7,628,110)	(39,934,987)	(16,610,336)	(75,421,688)

Net decrease in net assets	(7,810,156)	(36,628,399)	(15,935,204)	(72,368,706)

NET ASSETS:
Beginning of period	104,710,049	141,338,448	149,614,921	221,983,627

End of period	$96,899,893	$104,710,049	$133,679,717	$149,614,921

Undistributed net investment income at end of period	$894,144	$2,265,794	$1,175,657	$3,134,181

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES S (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		Year Ended December 31,							June 14 2002(1) to December 31, 2002
			2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$10.37		10.09		10.47		10.65		10.07	10.00
Income (loss) from investment operations:
Net investment income	$0.11	*	0.23	*	0.23	*	0.22	*	0.25	0.07
Net realized and unrealized gain (loss) on investments	$0.30		0.48		(0.04)		0.06		0.34	0.06
Total from investment operations	$0.41		0.71		0.19		0.28		0.59	0.13
Less distributions from:
Net investment income	$0.29		0.31		0.27		0.29		0.01	0.06
Net realized gains on investments	$0.29		0.12		0.30		0.17		—	—
Total distributions	$0.58		0.43		0.57		0.46		0.01	0.06
Net asset value, end of period	$10.20		10.37		10.09		10.47		10.65	10.07
Total Return(2)%	4.00		7.26		1.88		2.71		5.86	1.15	††
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$108,215		116,428		149,879		204,092		250,292	325,041
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.98		0.98		0.97		0.96		0.97	0.97
Net expenses after expense reimbursement(3)(4)%	0.80	†	0.80		0.80		0.96		0.97	0.97
Net investment income after expense reimbursement(3)(4)%	2.13	†	2.30		2.24		2.07		2.04	2.01
Portfolio turnover rate %	23		40		67		18		13	60

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerages and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.
††	Total return calculation began on September 12, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 1.35%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES T (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		Year Ended December 31,							September 12, 2002(1) to December 31, 2002
			2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$10.12		10.01		10.48		10.70		10.12	10.00
Income (loss) from investment operations:
Net investment income	$0.10	*	0.23	*	0.23	*	0.24	*	0.28	0.01
Net realized and unrealized gain (loss) on investments	$0.29		0.40		(0.07)		0.03		0.32	0.11
Total from investment operations	$0.39		0.63		0.16		0.27		0.60	0.12
Less distributions from:
Net investment income	$0.29		0.31		0.28		0.31		0.02	0.00	**
Net realized gains from investments	$0.18		0.21		0.35		0.18		—	—
Total distributions	$0.47		0.52		0.63		0.49		0.02	0.00	**
Net asset value, end of period	$10.04		10.12		10.01		10.48		10.70	10.12
Total Return(2)%	3.77		6.63		1.58		2.62		5.88	1.21	††
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$94,454		102,274		128,494		165,085		194,964	277,434
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.99		0.98		0.97		0.96		0.98	1.07
Net expenses after expense reimbursement(3)(4)%	0.80	†	0.80		0.80		0.96		0.98	0.96
Net investment income after expense reimbursement(3)(4)%	2.05	†	2.30		2.30		2.26		2.14	1.91
Portfolio turnover rate %	26		39		53		36		24	4

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005 per share.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.
††	Total return calculation began on September 12, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 1.21%.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES U (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		Year Ended December 31,							December 12, 2002(1) to December 31, 2002
			2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$10.05		9.77		10.42		10.75	10.00		10.00
Income (loss) from investment operations:
Net investment income	$0.09	*	0.19	*	0.20	*	0.23	0.18		0.00	**
Net realized and unrealized gain (loss) on investments	$0.31		0.50		(0.07)		0.11	0.57		0.00	**
Total from investment operations	$0.40		0.69		0.13		0.34	0.75		0.00	**
Less distributions from:
Net investment income	$0.24		0.26		0.23		0.21	—		—
Net realized gains from investments	$0.19		0.15		0.55		0.46	—		—
Total distributions	$0.43		0.41		0.78		0.67	—		—
Net asset value, end of period	$10.02		10.05		9.77		10.42	10.75		10.00
Total Return(2)%	3.96		7.36		1.43		3.40	7.29	††	—	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$96,900		104,710		141,338		170,744	199,099		1,550
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.99		0.99		0.97		0.95	0.98		17.95
Net expenses after expense reimbursement(3)(4)%	0.80	†††	0.80		0.80		0.95	0.98		0.65
Net investment income after expense reimbursement(3)(4)%	1.79	†††	1.95		1.96		1.88	1.78		0.66
Portfolio turnover rate %	26		58		42		59	74		—

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Amount represents less than $0.005 per share.
†	As of December 31, 2002, the Series was in its Offering Period. Total return from commencement of operations was 0.00%.
††	Total return calculation began on March 13, 2003, the first day of the Guarantee Period. Total return for the entire calendar year was 7.50%.
†††	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES V (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30, 2007		Year Ended December 31,					March 13, 2003(1) to December 31, 2003
			2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.07		9.88		9.99		9.87	10.00
Income (loss) from investment operations:
Net investment income	$0.08	*	0.17	*	0.17	*	0.19	0.08
Net realized and unrealized gain (loss) on investments	$0.20		0.25		(0.08)		0.04	(0.21)
Total from investment operations	$0.28		0.42		0.09		0.23	(0.13)
Less distributions from:
Net investment income	$0.24		0.23		0.20		0.11	—
Total distributions	$0.24		0.23		0.20		0.11	—
Net asset value, end of period	$10.11		10.07		9.88		9.99	9.87
Total Return(2)%	2.74		4.37		0.88		2.34	(1.50)**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$133,680		149,615		221,984		286,706	401,085
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.98		0.98		0.96		0.96	0.94
Net expenses after expense reimbursement(3)(4)%	0.80	†	0.80		0.80		0.96	0.94
Net investment income after expense reimbursement(3)(4)%	1.67	†	1.76		1.67		1.50	1.39
Portfolio turnover rate %	13		49		32		37	29

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.
**	Total return calculation began on June 13, 2003, the first day of the Guarantee Period. Total return from commencement of operations was (1.30)%.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING GET Fund (the “Fund”) is registered under the 1940 Act as an open-end management investment company. It was organized under the laws of Massachusetts as a business trust on March 9, 1987. Currently there are four diversified series of the Fund, ING GET Fund — Series S (“GET S”), ING GET Fund — Series T (“GET T”), ING GET Fund — Series U (“GET U”) and ING GET Fund — Series V (“GET V”), each a Series.

Each Series seeks to achieve maximum total return and minimal exposure of series assets to a market value loss, by participating, to the extent possible, in favorable equity market performance without compromising a minimum targeted rate of return (“Targeted Return”) during a specified five-year period (“Guarantee Period”). If during the Guarantee Period the equity markets experience a major decline, the Series’ assets may become largely or entirely invested in the Fixed Component. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. The minimum Targeted Return for each Series is 1.5% per year over the Guarantee Period (except for GET U and GET V, which do not have a Targeted Return) before asset based contract charges and each Series’ cost of operations. Investors are guaranteed by ING Life Insurance & Annuity Company (“ILIAC”) their initial investment less certain maintenance charges only if an investor had remained in the Series from the beginning of the Guarantee Period to the end of the Guarantee Period. Investors receive a guarantee from ILIAC that on the maturity date they will receive no less than the value of their investment in a GET Series Fund as of the last day of the offering period, adjusted for certain charges. The value of dividends and distributions made by each Series throughout the Guarantee Period is taken into account in determining whether, for purposes of the Guarantee, the value of a Shareholder’s investment on the Maturity Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. ILIAC does not guarantee that investors will earn the minimum target return.

	Offering Period	Guarantee Period	Maturity Date
GET S*	06/14/02 — 09/11/02	09/12/02 — 09/14/07	09/14/07
GET T*	09/12/02 — 12/11/02	12/12/02 — 12/14/07	12/14/07
GET U*	12/12/02 — 03/12/03	03/13/03 — 03/14/08	03/14/08
GET V*	03/13/03 — 06/12/03	06/13/03 — 06/13/08	06/13/08

*	Closed to new investors.

Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and certain tax-qualified retirement plans. At June 30, 2007, separate accounts of ILIAC and its affiliates held all the shares outstanding of each Series.

In accordance with the original fund prospectuses, GET S, GET T, GET U and GET V will liquidate during the next fiscal year on the Maturity Dates listed above. Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. As the U.S. generally accepted accounting principles for investment companies are materially consistent with the liquidation basis of accounting, the financial statements for GET S, GET T, GET U and GET V have been prepared in conformity with both accounting methods.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Series in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.

Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Series’ valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Series’ Board of Trustees (the “Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Series calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Series’ determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Series’ NAV may not take place contemporaneously with the determination of the prices of securities held by the Series in foreign securities markets. Further, the value of the Series’ assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Series. In calculating the Series’ NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Series closes but before the time that the Series’ NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Series determines its NAV. In such a case, the Series will use the fair value of such securities as determined under the Series’ valuation procedures. Events after the close of trading on a foreign market that could require the Series to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Series calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Series could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Series is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Series to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Series determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Series’ NAV. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Series. Premium amortization and discount accretion are determined by the effective yield method.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C.	Foreign Currency Translation. The books and records of the Series are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Series do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.	Foreign Currency Transactions and Futures Contracts. Each Series may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Series either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Series may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Series is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Series agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Series. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the six months ended June 30, 2007, the Series did not invest in foreign currency transactions or futures.

E.

Distributions to Shareholders. The Series records distributions to their shareholders on the ex- dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Series. The Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principals for investment companies.

F.	Federal Income Taxes. It is the policy of the Series to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. No federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

G.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.	Repurchase Agreements. Each Series may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Series will receive as collateral cash or securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Series. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Series in the event the Series is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.	Illiquid and Restricted Securities. Each Series may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Series to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available.

J.	Delayed Delivery Transactions. A Series may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Series’ Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Series are required to hold liquid assets as collateral with the Series’ custodian sufficient to cover the purchase price.

K.	Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Series and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2007, the cost of purchases and proceeds from sale of securities, excluding U.S. Government and short-term securities, were as follows:

	Purchases	Sales
GET S	$26,106,554	$23,392,306
GET T	25,237,748	17,520,484
GET U	20,048,262	20,567,057
GET V	7,298,154	7,472,119

U.S. Government securities not included above were as follows:

	Purchases	Sales
GET S	$—	$17,612,086
GET T	—	23,270,250
GET U	5,464,800	18,816,412
GET V	10,783,205	37,394,019

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Series has entered into an investment management agreement with ING Investments, LLC (the “Investment Adviser”). The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Series. The fee for each Series is 0.25% during its Offering Period and 0.60% during its Guarantee Period.

The Investment Adviser has engaged ING Investment Management Co. (“ING IM”), an indirect, wholly-owned subsidiary of ING Groep, N.V. (“ING Groep”), to serve as Sub-Adviser to the Series. ING IM is responsible for managing the assets of the Series in accordance with their investment objective and policies, subject to oversight by the Investment Manager. ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individual and institutional investors.

Effective November 1, 2006, certain ING Funds sub-advised by ING IM are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the funds will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market Fund with respect to assets invested by the funds. These fees are not subject to recoupment. For the six months ended June 30, 2007, the Series waived no such fees.

ING Funds Services, LLC (“IFS”) acts as administrator and provides certain administrative and shareholder services necessary for the Series’ operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Series a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter.

NOTE 5 — DISTRIBUTION FEES

GET S, GET T, GET U and GET V have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “I2b-1 Plan”), whereby ING Funds Distributor, LLC (the “Distributor” or “IFD”) is compensated by the Series for expenses incurred in the distribution of each Series’ shares (“Distribution Fee”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate expenses for the distribution and promotion of each Series’ shares, including expenses incurred” in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, each Series pays the Distributor a Distribution Fee of 0.25% based on average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2007, the Series had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
GET S	$53,989	$4,951	$22,504	$81,444
GET T	47,104	4,319	19,631	71,054
GET U	48,421	4,440	20,181	73,042
GET V	66,831	6,127	27,852	100,810

The Fund has adopted a Deferred Compensation Plan (the “Policy”) which allows eligible non-affiliated Trustees as described in the Policy to defer the receipt of all or a portion of the trustees’ fees payable. The deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Policy.

At June 30, 2007, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Series:

ING Life Insurance and Annuity Company — GET S (33.42%); GET T (20.50%); GET U (19.39); GET V (20.94%).

ING USA Annuity and Life Insurance Company — Series S (66.58%); GET T (79.50%); GET U (80.61%); GET V (79.06%).

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2007, the Series had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

	Payable for Custody Fees	Payable for Professional Fees	Payable for Shareholder Reporting Expense
GET S	$12,584	$15,975	$17,228
GET T	13,778	14,952	11,470
GET U	13,252	16,562	10,673
GET V	14,112	26,168	14,889

NOTE 8 — EXPENSE LIMITATIONS

ING Investments entered into a written expense limitation agreement with each Series whereby, the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses (and “Acquired Fund Fees and Expenses” stemming from investment in other investment companies) during the Guarantee Period to 0.80% as a percentage of average daily net assets.

The Investment Adviser may at a later date recoup from a Series for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Series’ expense ratio does not exceed the percentage described above. Waived and reimbursed fees, net of any recoupment by the Investment Adviser of such waived and reimbursed fees, are reflected on the accompanying Statements of Operations for each Series. Amounts due from the

Investment Adviser are reflected in the Statements of Assets and Liabilities for each Series.

The Series’ had no recoupment balance as of June 30, 2007.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

The Series in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Series will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. For the Six months ended June 30, 2007, the Series did not utilize the line of Credit.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	GET S		GET T
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
(Number of Shares)
Dividends reinvested	583,662	562,609	420,128	608,234
Shares redeemed	(1,202,433)	(4,188,261)	(1,114,052)	(3,339,958)

Net decrease in shares outstanding	(618,771)	(3,625,652)	(693,924)	(2,731,724)

($)
Dividends reinvested	$6,000,048	$5,496,690	$4,251,696	$5,814,722
Shares redeemed	(12,602,004)	(42,325,429)	(11,393,327)	(33,285,936)

Net decrease	$(6,601,956)	$(36,828,739)	$(7,141,631)	$(27,471,214)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	GET U		GET V
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
(Number of Shares)
Dividends reinvested	403,440	505,570	310,032	434,529
Shares redeemed	(1,151,069)	(4,552,517)	(1,939,852)	(8,050,876)

Net decrease in shares outstanding	(747,629)	(4,046,947)	(1,629,820)	(7,616,347)

($)
Dividends reinvested	$4,074,745	$4,767,527	$3,134,422	$4,210,584
Shares redeemed	(11,702,855)	(44,702,514)	(19,744,758)	(79,632,272)

Net decrease	$(7,628,110)	$(39,934,987)	$(16,610,336)	$(75,421,688)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Series from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
GET S	$3,089,144	$2,910,904	$4,368,205	$1,128,485
GET T	2,780,271	1,471,425	3,795,691	2,019,031
GET U	2,588,039	1,486,706	3,476,659	1,290,868
GET V	3,134,422	—	4,210,584	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2006 were:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Expiration Dates
GET S	$3,087,731	$2,910,651	$5,236,609	$—	—
GET T	2,779,311	1,471,217	3,101,544	—	—
GET U	2,586,789	1,486,585	4,030,775	—	—
GET V	3,134,005	—	(2,955,653)	$(944,787)	2011
				(135,661)	2012
				(598,643)	2013
				(1,568,029)	2014

				$(3,247,120)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the “SEC”) has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For calendar year-end funds, this would be no later than their June 29, 2007 NAV and the effects of FIN 48 would be reflected in the funds’ semi-annual financial statements contained in their Form N-CSR filing. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolio’s. To date, this analysis reflects no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of June 30, 2007, management of the Portfolios is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004, ING Investments reported to the Boards of Directors/ Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep, including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, IFD, the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•

Aeltus Investment Management, Inc. (a predecessor entity to ING IM) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•

ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•

In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker- dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•

ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

•

The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•

ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of ING Investments entered into an assurance of discontinuance with the NYAG (the “NYAG Agreement”) regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust (“NYSUT”) and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of ING Investments, without admitting or denying the NYAG’s findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG’s office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the “One-Page Disclosure”). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of ING Investments entered into a consent agreement with the NH Bureau (the “NH Agreement”) to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau’s claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

ING GET FUND — SERIES S	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

*	Includes short-term investments related to ING Institutional Prime Money Market Fund and repurchase agreement.
(1)	Includes seven industries, which each represents 1.2% - 1.7% of net assets.
(2)	Includes forty three industries, which each represents less than 1.2% of net assets.

Shares			Value

COMMON STOCK: 48.0%
Advertising: 0.1%
2,200		Omnicom Group	$116,424

			116,424

Aerospace/Defense: 1.2%
2,950		Boeing Co.	283,672
2,000		General Dynamics Corp.	156,440
500		Goodrich Corp.	29,780
650		L-3 Communications Holdings, Inc.	63,304
1,900		Lockheed Martin Corp.	178,847
1,112		Northrop Grumman Corp.	86,591
2,874		Raytheon Co.	154,880
4,300		United Technologies Corp.	304,999

			1,258,513

Agriculture: 0.7%
8,150		Altria Group, Inc.	571,641
2,300		Archer-Daniels-Midland Co.	76,107
1,060		Reynolds American, Inc.	69,112
1,200		UST, Inc.	64,452

			781,312

Apparel: 0.2%
1,970	@	Coach, Inc.	93,358
1,680		Nike, Inc.	97,927

Shares			Value

300		Polo Ralph Lauren Corp.	$29,433

			220,718

Auto Manufacturers: 0.2%
10,100		Ford Motor Co.	95,142
1,800		General Motors Corp.	68,040
1,200		Paccar, Inc.	104,448

			267,630

Auto Parts & Equipment: 0.1%
700	@	Goodyear Tire & Rubber Co.	24,332
650		Johnson Controls, Inc.	75,251

			99,583

Banks: 3.0%
17,993		Bank of America Corp.	879,678
2,750	@	Bank of New York Co., Inc.	113,960
1,994		BB&T Corp.	81,116
1,460		Capital One Financial Corp.	114,522
1,000		Comerica, Inc.	59,470
600		Compass Bancshares, Inc.	41,388
1,000		Fifth Third Bancorp.	39,770
4,000		Huntington Bancshares, Inc.	90,960
3,350		Keycorp.	115,006
1,100		Marshall & Ilsley Corp.	52,393
2,100		Mellon Financial Corp.	92,400
2,310		National City Corp.	76,969
400		Northern Trust Corp.	25,696
950		PNC Financial Services Group, Inc.	68,001
3,975		Regions Financial Corp.	131,573
1,250		State Street Corp.	85,500
950		SunTrust Banks, Inc.	81,453
4,550		US Bancorp.	149,923
7,985		Wachovia Corp.	409,231
14,300		Wells Fargo & Co.	502,931

			3,211,940

Beverages: 0.9%
2,500		Anheuser-Busch Cos., Inc.	130,400
7,700		Coca-Cola Co.	402,787
1,850		Pepsi Bottling Group, Inc.	62,308
6,590		PepsiCo, Inc.	427,362

			1,022,857

Biotechnology: 0.4%
4,450	@	Amgen, Inc.	246,041
1,100	@	Biogen Idec, Inc.	58,850
1,160	@	Celgene Corp.	66,503
1,200	@	Genzyme Corp.	77,280

			448,674

Building Materials: 0.1%
500		American Standard Cos., Inc.	29,490
2,800		Masco Corp.	79,716

			109,206

Chemicals: 0.8%
300		Air Products & Chemicals, Inc.	24,111
700		Ashland, Inc.	44,765
3,450		Dow Chemical Co.	152,559
700		Ecolab, Inc.	29,890
2,800		EI DuPont de Nemours & Co.	142,352
1,100		International Flavors & Fragrances, Inc.	57,354
2,280		Monsanto Co.	153,991
1,200		PPG Industries, Inc.	91,332

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES S	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Chemicals (continued)
700		Praxair, Inc.	$50,393
650		Sherwin-Williams Co.	43,206
1,700		Sigma-Aldrich Corp.	72,539

			862,492

Coal: 0.1%
600		Consol Energy, Inc.	27,666
1,050		Peabody Energy Corp.	50,799

			78,465

Commercial Services: 0.3%
700	@	Apollo Group, Inc.	40,901
1,100	@	Convergys Corp.	26,664
700		Equifax, Inc.	31,094
1,300		McKesson Corp.	77,532
900		Moody's Corp.	55,980
850		Robert Half International, Inc.	31,025
1,000		RR Donnelley & Sons Co.	43,510
2,778		Western Union Co.	57,866

			364,572

Computers: 2.2%
400	@	Affiliated Computer Services, Inc.	22,688
3,400	@	Apple, Inc.	414,936
300	@	Cognizant Technology Solutions Corp.	22,527
850	@	Computer Sciences Corp.	50,278
9,730	@	Dell, Inc.	277,792
2,700		Electronic Data Systems Corp.	74,871
10,050	@	EMC Corp.	181,905
10,600		Hewlett-Packard Co.	472,972
5,650		International Business Machines Corp.	594,663
740	@	Lexmark International, Inc.	36,489
550	@	NCR Corp.	28,897
1,800	@	Network Appliance, Inc.	52,560
900	@	Sandisk Corp.	44,046
13,200	@	Sun Microsystems, Inc.	69,432

			2,344,056

Cosmetics/Personal Care: 0.9%
1,100		Avon Products, Inc.	40,425
1,950		Colgate-Palmolive Co.	126,458
700		Estee Lauder Cos., Inc.	31,857
13,037		Procter & Gamble Co.	797,734

			996,474

Distribution/Wholesale: 0.1%
600		WW Grainger, Inc.	55,830

			55,830

Diversified Financial Services: 3.9%
4,750		American Express Co.	290,605
1,090		Ameriprise Financial, Inc.	69,291
460		Bear Stearns Cos., Inc.	64,400
3,750		Charles Schwab Corp.	76,950
130		Chicago Mercantile Exchange Holdings, Inc.	69,467
850		CIT Group, Inc.	46,606
18,750		Citigroup, Inc.	961,688
2,258		Countrywide Financial Corp.	82,078
1,100	@	E*Trade Financial Corp.	24,299
3,390		Fannie Mae	221,469
650		Franklin Resources, Inc.	86,106
2,600		Freddie Mac	157,820
1,750		Goldman Sachs Group, Inc.	379,313
1,100		Janus Capital Group, Inc.	30,624

Shares			Value

14,300		JP Morgan Chase & Co.	$692,835
300		Legg Mason, Inc.	29,514
2,160		Lehman Brothers Holdings, Inc.	160,963
3,850		Merrill Lynch & Co., Inc.	321,783
4,500		Morgan Stanley	377,460
1,600		SLM Corp.	92,128
500		T. Rowe Price Group, Inc.	25,945

			4,261,344

Electric: 1.5%
1,550	@	AES Corp.	33,914
1,100		American Electric Power Co., Inc.	49,544
1,500		CMS Energy Corp.	25,800
950		Constellation Energy Group, Inc.	82,812
1,600		Dominion Resources, Inc.	138,096
1,900		DTE Energy Co.	91,618
1,500		Duke Energy Corp.	27,450
2,640		Edison International	148,157
1,700		Entergy Corp.	182,495
2,700		Exelon Corp.	196,020
2,100		FirstEnergy Corp.	135,933
2,700		FPL Group, Inc.	153,198
2,350		PG&E Corp.	106,455
600		PPL Corp.	28,074
1,450		Public Service Enterprise Group, Inc.	127,281
1,500		TECO Energy, Inc.	25,770
1,800		TXU Corp.	121,140

			1,673,757

Electrical Components & Equipment: 0.1%
2,400		Emerson Electric Co.	112,320

			112,320

Electronics: 0.2%
1,350	@	Agilent Technologies, Inc.	51,894
1,100		Tektronix, Inc.	37,114
1,900	@	Thermo Electron Corp.	98,268
350	@	Waters Corp.	20,776

			208,052

Engineering & Construction: 0.0%
300		Fluor Corp.	33,411

			33,411

Entertainment: 0.0%
950		International Game Technology	37,715

			37,715

Environmental Control: 0.1%
1,900	@	Allied Waste Industries, Inc.	25,574
2,750		Waste Management, Inc.	107,388

			132,962

Food: 0.8%
1,300		Campbell Soup Co.	50,453
700	@	Dean Foods Co.	22,309
2,500		General Mills, Inc.	146,050
500		Hershey Co.	25,310
3,050		HJ Heinz Co.	144,784
900		Kellogg Co.	46,611
4,686		Kraft Foods, Inc.	165,182
2,900		Kroger Co.	81,577
1,950		Safeway, Inc.	66,359
600		Supervalu, Inc.	27,792
700		Sysco Corp.	23,093

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES S	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Food (continued)
500		Whole Foods Market, Inc.	$19,150
500		WM Wrigley Jr. Co.	27,655

			846,325

Forest Products & Paper: 0.2%
1,900		International Paper Co.	74,195
880		Temple-Inland, Inc.	54,146
600		Weyerhaeuser Co.	47,358

			175,699

Gas: 0.1%
600		KeySpan Corp.	25,188
1,240		Sempra Energy	73,445

			98,633

Hand/Machine Tools: 0.1%
620		Black & Decker Corp.	54,752
800		Snap-On, Inc.	40,408
700		Stanley Works	42,490

			137,650

Healthcare — Products: 1.4%
2,750		Baxter International, Inc.	154,935
1,070		Becton Dickinson & Co.	79,715
900		Biomet, Inc.	41,148
4,300	@	Boston Scientific Corp.	65,962
500		CR Bard, Inc.	41,315
12,100		Johnson & Johnson	745,602
4,100		Medtronic, Inc.	212,626
900	@	St. Jude Medical, Inc.	37,341
1,000		Stryker Corp.	63,090
600	@	Varian Medical Systems, Inc.	25,506
900	@	Zimmer Holdings, Inc.	76,401

			1,543,641

Healthcare — Services: 0.6%
1,980		Aetna, Inc.	97,812
780	@	Coventry Health Care, Inc.	44,967
790	@	Humana, Inc.	48,119
400	@	Laboratory Corp. of America Holdings	31,304
5,520		UnitedHealth Group, Inc.	282,293
2,480	@	WellPoint, Inc.	197,978

			702,473

Home Builders: 0.1%
900		Centex Corp.	36,090
900		KB Home	35,433
500		Lennar Corp.	18,280

			89,803

Home Furnishings: 0.1%
300		Harman International Industries, Inc.	35,040
200		Whirlpool Corp.	22,240

			57,280

Household Products/Wares: 0.2%
400		Clorox Co.	24,840
2,350		Kimberly-Clark Corp.	157,192

			182,032

Housewares: 0.0%
1,100		Newell Rubbermaid, Inc.	32,373

			32,373

Shares			Value

Insurance: 2.6%
1,700	@@	ACE Ltd.	$106,284
2,000		Aflac, Inc.	102,800
3,210		Allstate Corp.	197,447
250		AMBAC Financial Group, Inc.	21,798
10,350		American International Group, Inc.	724,811
1,450		AON Corp.	61,785
600		Assurant, Inc.	35,352
2,440		Chubb Corp.	132,102
1,350		Cigna Corp.	70,497
2,500		Genworth Financial, Inc.	86,000
1,500		Hartford Financial Services Group, Inc.	147,765
933		Lincoln National Corp.	66,196
1,480		Loews Corp.	75,450
1,900		Marsh & McLennan Cos., Inc.	58,672
400		MBIA, Inc.	24,888
3,310		Metlife, Inc.	213,429
310		MGIC Investment Corp.	17,627
1,600		Principal Financial Group	93,264
3,780		Progressive Corp.	90,455
2,280		Prudential Financial, Inc.	221,684
500		Safeco Corp.	31,130
400		Torchmark Corp.	26,800
2,830		Travelers Cos., Inc.	151,405
900		UnumProvident Corp.	23,499
800	@@	XL Capital Ltd.	67,432

			2,848,572

Internet: 0.9%
1,300	@	Amazon.com, Inc.	88,933
4,450	@	eBay, Inc.	143,201
800	@	Google, Inc.	418,704
1,000	@	IAC/InterActiveCorp.	34,610
4,310	@	Symantec Corp.	87,062
1,100	@	VeriSign, Inc.	34,903
4,700	@	Yahoo!, Inc.	127,511

			934,924

Iron/Steel: 0.2%
400		Allegheny Technologies, Inc.	41,952
1,600		Nucor Corp.	93,840
650		United States Steel Corp.	70,688

			206,480

Leisure Time: 0.2%
1,750		Carnival Corp.	85,348
1,300		Harley-Davidson, Inc.	77,493

			162,841

Lodging: 0.1%
700		Harrah’s Entertainment, Inc.	59,682
700		Hilton Hotels Corp.	23,429
900		Marriott International, Inc.	38,916
400		Starwood Hotels & Resorts Worldwide, Inc.	26,828

			148,855

Machinery — Construction & Mining: 0.2%
2,800		Caterpillar, Inc.	219,240
400	@	Terex Corp.	32,520

			251,760

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES S	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Machinery — Diversified: 0.2%
800		Cummins, Inc.	$80,968
1,100		Deere & Co.	132,814
450		Rockwell Automation, Inc.	31,248

			245,030

Media: 1.4%
2,275		CBS Corp. - Class B	75,803
2,000		Clear Channel Communications, Inc.	75,640
9,600	@	Comcast Corp. – Class A	269,952
3,800	@	DIRECTV Group, Inc.	87,818
1,100		Gannett Co., Inc.	60,445
2,050		McGraw-Hill Cos., Inc.	139,564
9,700		News Corp., Inc. - Class A	205,737
11,000		Time Warner, Inc.	231,440
2,200	@	Viacom - Class B	91,586
8,050		Walt Disney Co.	274,827

			1,512,812

Metal Fabricate/Hardware: 0.0%
300		Precision Castparts Corp.	36,408

			36,408

Mining: 0.3%
3,400		Alcoa, Inc.	137,802
1,455		Freeport-McMoRan Copper & Gold, Inc.	120,503
1,100		Newmont Mining Corp.	42,966

			301,271

Miscellaneous Manufacturing: 2.6%
3,050		3M Co.	264,710
1,000		Cooper Industries Ltd.	57,090
1,100		Danaher Corp.	83,050
2,000		Eastman Kodak Co.	55,660
1,350		Eaton Corp.	125,550
37,650		General Electric Co.	1,441,225
2,950		Honeywell International, Inc.	166,026
2,000		Illinois Tool Works, Inc.	108,380
1,200		ITT Corp.	81,936
600		Pall Corp.	27,594
1,000		Parker Hannifin Corp.	97,910
200		Textron, Inc.	22,022
7,900		Tyco International Ltd.	266,941

			2,798,094

Office/Business Equipment: 0.1%
3,600	@	Xerox Corp.	66,528

			66,528

Oil & Gas: 4.4%
2,100		Anadarko Petroleum Corp.	109,179
800		Apache Corp.	65,272
1,300		Chesapeake Energy Corp.	44,980
9,262		Chevron Corp.	780,231
6,918		ConocoPhillips	543,063
1,950		Devon Energy Corp.	152,666
1,000		ENSCO International, Inc.	61,010
400		EOG Resources, Inc.	29,224
23,050		ExxonMobil Corp.	1,933,434
700		Hess Corp.	41,272
3,700		Marathon Oil Corp.	221,852
400		Murphy Oil Corp.	23,776
1,100	@, @@	Nabors Industries Ltd.	36,718
600		Noble Corp.	58,512
3,620		Occidental Petroleum Corp.	209,526

Shares			Value

700		Sunoco, Inc.	$55,776
1,200	@	Transocean, Inc.	127,176
2,300		Valero Energy Corp.	169,878
1,100		XTO Energy, Inc.	66,110

			4,729,655

Oil & Gas Services: 0.7%
1,000		Baker Hughes, Inc.	84,130
4,500		Halliburton Co.	155,250
800	@	National Oilwell Varco, Inc.	83,392
4,500		Schlumberger Ltd.	382,230
800	@	Weatherford International Ltd.	44,192

			749,194

Packaging & Containers: 0.2%
610		Ball Corp.	32,434
700		Bemis Co.	23,226
2,000	@	Pactiv Corp.	63,780
1,400		Sealed Air Corp.	43,428

			162,868

Pharmaceuticals: 2.7%
5,100		Abbott Laboratories	273,105
1,160		AmerisourceBergen Corp.	57,385
700	@	Barr Pharmaceuticals, Inc.	35,161
7,500		Bristol-Myers Squibb Co.	236,700
1,420		Cardinal Health, Inc.	100,309
3,300		Eli Lilly & Co.	184,404
620	@	Express Scripts, Inc.	31,006
1,650	@	Forest Laboratories, Inc.	75,323
3,400	@	Gilead Sciences, Inc.	131,818
1,300	@	King Pharmaceuticals, Inc.	26,598
1,100	@	Medco Health Solutions, Inc.	85,789
8,650		Merck & Co., Inc.	430,770
1,550		Mylan Laboratories	28,195
27,340		Pfizer, Inc.	699,084
6,500		Schering-Plough Corp.	197,860
800	@	Watson Pharmaceuticals, Inc.	26,024
5,100		Wyeth	292,434

			2,911,965

Pipelines: 0.2%
2,300		El Paso Corp.	39,629
800		Questar Corp.	42,280
2,200		Spectra Energy Corp.	57,112
1,950		Williams Cos., Inc.	61,659

			200,680

Real Estate Investment Trusts: 0.4%
400		Apartment Investment & Management Co.	20,168
720		Archstone-Smith Trust	42,559
700		Boston Properties, Inc.	71,491
630		Developers Diversified Realty Corp.	33,207
600		Equity Residential	27,378
1,400		Host Hotels & Resorts, Inc.	32,368
800		Kimco Realty Corp.	30,456
1,100		Prologis	62,590
600		Simon Property Group, Inc.	55,824
400		Vornado Realty Trust	43,936

			419,977

Retail: 2.7%
400	@	Autozone, Inc.	54,648
600	@	Bed Bath & Beyond, Inc.	21,594

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES S	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Retail (continued)
1,985		Best Buy Co., Inc.	$92,640
800	@	Big Lots, Inc.	23,536
2,050		Costco Wholesale Corp.	119,966
4,721		CVS Corp.	172,080
700		Darden Restaurants, Inc.	30,793
1,100		Dollar General Corp.	24,112
1,300		Family Dollar Stores, Inc.	44,616
2,730		Gap, Inc.	52,143
6,810		Home Depot, Inc.	267,974
1,000		JC Penney Co., Inc.	72,380
1,150	@	Kohl’s Corp.	81,685
5,940		Lowe’s Cos., Inc.	182,299
2,708		Macy’s, Inc.	107,724
5,400		McDonald’s Corp.	274,104
1,000		Nordstrom, Inc.	51,120
790	@	Office Depot, Inc.	23,937
1,100		RadioShack Corp.	36,454
380	@	Sears Holding Corp.	64,410
2,245		Staples, Inc.	53,274
2,800	@	Starbucks Corp.	73,472
3,550		Target Corp.	225,780
2,150		TJX Cos., Inc.	59,125
3,910		Walgreen Co.	170,241
8,950		Wal-Mart Stores, Inc.	430,585
1,000		Wendy’s International, Inc.	36,750
2,100		Yum! Brands, Inc.	68,712

			2,916,154

Savings & Loans: 0.2%
2,100		Hudson City Bancorp., Inc.	25,662
1,200		Sovereign Bancorp., Inc.	25,368
4,191		Washington Mutual, Inc.	178,704

			229,734

Semiconductors: 1.2%
1,800	@	Advanced Micro Devices, Inc.	25,740
1,900		Altera Corp.	42,047
1,000		Analog Devices, Inc.	37,640
3,200		Applied Materials, Inc.	63,584
1,300	@	Broadcom Corp.	38,025
22,740		Intel Corp.	540,302
1,200		KLA-Tencor Corp.	65,940
1,200		Linear Technology Corp.	43,416
2,300	@	LSI Logic Corp.	17,273
1,050		Maxim Integrated Products	35,081
900	@	MEMC Electronic Materials, Inc.	55,008
2,450	@	Micron Technology, Inc.	30,699
1,000		National Semiconductor Corp.	28,270
1,050	@	Novellus Systems, Inc.	29,789
1,100	@	Nvidia Corp.	45,441
1,500	@	Teradyne, Inc.	26,370
5,000		Texas Instruments, Inc.	188,150
1,100		Xilinx, Inc.	29,447

			1,342,222

Software: 1.9%
2,040	@	Adobe Systems, Inc.	81,906
1,020	@	Autodesk, Inc.	48,022
2,400		Automatic Data Processing, Inc.	116,328
1,060	@	BMC Software, Inc.	32,118
3,050		CA, Inc.	78,782
1,200	@	Citrix Systems, Inc.	40,404
3,050	@	Compuware Corp.	36,173
1,070	@	Electronic Arts, Inc.	50,632

Shares			Value

2,978		First Data Corp.	$97,291
1,100	@	Fiserv, Inc.	62,480
2,200	@	Intuit, Inc.	66,176
31,550		Microsoft Corp.	929,779
3,200	@	Novell, Inc.	24,928
14,540	@	Oracle Corp.	286,583
1,300		Paychex, Inc.	50,856

			2,002,458

Telecommunications: 3.1%
800	@@	Allergan, Inc.	46,112
1,200		Alltel Corp.	81,060
23,853		AT&T, Inc.	989,900
1,750	@	Avaya, Inc.	29,470
1,100		CenturyTel, Inc.	53,955
24,300	@	Cisco Systems, Inc.	676,755
2,800		Citizens Communications Co.	42,756
6,350	@	Corning, Inc.	162,243
702		Embarq Corp.	44,486
1,900	@	Juniper Networks, Inc.	47,823
8,930		Motorola, Inc.	158,061
6,300		Qualcomm, Inc.	273,357
5,900	@	Qwest Communications International, Inc.	57,230
10,351		Sprint Nextel Corp.	214,369
2,300	@	Tellabs, Inc.	24,748
9,950		Verizon Communications, Inc.	409,642

			3,311,967

Toys/Games/Hobbies: 0.1%
1,100		Hasbro, Inc.	34,551
2,350		Mattel, Inc.	59,432

			93,983

Transportation: 0.7%
1,000		Burlington Northern Santa Fe Corp.	85,140
600		CH Robinson Worldwide, Inc.	31,512
1,540		CSX Corp.	69,423
1,250		FedEx Corp.	138,713
1,650		Norfolk Southern Corp.	86,741
1,000		Union Pacific Corp.	115,150
3,400		United Parcel Service, Inc.	248,200

			774,879

		Total Common Stock (Cost $46,456,281)	51,923,527

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES S	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 48.5%
Federal Home Loan Mortgage Corporation: 24.3%
$26,500,000	Z	4.790%, due 09/14/07	$26,234,947

			26,234,947

Federal National Mortgage Corporation: 24.2%
26,528,000	Z	5.020%, due 10/05/07	26,184,913

			26,184,913

		Total U.S. Government Agency Obligations (Cost $52,576,874)	52,419,860

U.S. TREASURY OBLIGATIONS: 1.7%
U.S. Treasury STRIP: 1.7%
1,880,000	^^, Z	4.630%, due 08/15/07	1,869,306

		Total U.S. Treasury Obligations (Cost $1,868,541)	1,869,306

OTHER BONDS: 1.3%
Foreign Government Bonds: 1.3%
1,450,000	Z	Turkey Trust, 4.710%, due 11/15/07	1,424,305

		Total Other Bonds (Cost $1,434,006)	1,424,305

		Total Long-Term Investments (Cost $102,335,702)	107,636,998

SHORT-TERM INVESTMENTS: 0.6%
Mutual Fund: 0.4%
500,000	**	ING Institutional Prime Money Market Fund	500,000

		Total Mutual Fund (Cost $500,000)	500,000

Principal Amount			Value

Repurchase Agreement: 0.2%
$178,000	Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $178,079 to be received upon repurchase (Collateralized by $181,000 Federal National Mortgage Association, 5.600%, Market Value plus accrued interest $181,773, due 02/01/17)		$178,000

	Total Repurchase Agreement (Cost $178,000)		178,000

	Total Short-Term Investments (Cost $678,000)		678,000

	Total Investments in Securities (Cost $103,013,702)*	100.1%	$108,314,998
	Other Assets and Liabilities - Net	(0.1)	(100,319)

	Net Assets	100.0%	$108,214,679

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $103,373,722.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,835,315
Gross Unrealized Depreciation	(894,039)

Net Unrealized Appreciation	$4,941,276

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES T	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

*	Includes short-term investments related to ING Institutional Prime Money Market Fund and repurchase agreement
(1)	Includes seven industries, which each represents 1.2% - 2.1% of net assets.
(2)	Includes forty three industries, which each represents less than 1.2% of net assets.

Shares			Value

COMMON STOCK: 47.9%
Advertising: 0.1%
1,900		Omnicom Group	$100,548

			100,548

Aerospace/Defense: 1.2%
2,550		Boeing Co.	245,208
1,700		General Dynamics Corp.	132,974
400		Goodrich Corp.	23,824
550		L-3 Communications Holdings, Inc.	53,565
1,590		Lockheed Martin Corp.	149,667
1,009		Northrop Grumman Corp.	78,571
2,604		Raytheon Co.	140,330
3,950		United Technologies Corp.	280,174

			1,104,313

Agriculture: 0.7%
7,300		Altria Group, Inc.	512,022
1,900		Archer-Daniels-Midland Co.	62,871
880		Reynolds American, Inc.	57,376
1,100		UST, Inc.	59,081

			691,350

Apparel: 0.2%
1,900	@	Coach, Inc.	90,041
1,500		Nike, Inc.	87,435

Shares			Value

500		Polo Ralph Lauren Corp.	$49,055

			226,531

Auto Manufacturers: 0.2%
7,340		Ford Motor Co.	69,143
1,700		General Motors Corp.	64,260
1,000		Paccar, Inc.	87,040

			220,443

Auto Parts & Equipment: 0.1%
700	@	Goodyear Tire & Rubber Co.	24,332
600		Johnson Controls, Inc.	69,462

			93,794

Banks: 3.0%
15,764		Bank of America Corp.	770,702
2,550	@	Bank of New York Co., Inc.	105,672
1,711		BB&T Corp.	69,603
1,343		Capital One Financial Corp.	105,345
950		Comerica, Inc.	56,497
400		Compass Bancshares, Inc.	27,592
900		Fifth Third Bancorp.	35,793
3,750		Huntington Bancshares, Inc.	85,275
2,900		Keycorp.	99,557
1,000		Marshall & Ilsley Corp.	47,630
1,900		Mellon Financial Corp.	83,600
1,990		National City Corp.	66,307
400		Northern Trust Corp.	25,696
900		PNC Financial Services Group, Inc.	64,422
4,017		Regions Financial Corp.	132,963
1,150		State Street Corp.	78,660
800		SunTrust Banks, Inc.	68,592
3,950		US Bancorp.	130,153
7,097		Wachovia Corp.	363,721
12,600		Wells Fargo & Co.	443,142

			2,860,922

Beverages: 0.9%
2,150		Anheuser-Busch Cos., Inc.	112,144
6,700		Coca-Cola Co.	350,477
1,350		Pepsi Bottling Group, Inc.	45,468
5,810		PepsiCo, Inc.	376,779

			884,868

Biotechnology: 0.4%
3,850	@	Amgen, Inc.	212,867
1,000	@	Biogen Idec, Inc.	53,500
1,050	@	Celgene Corp.	60,197
1,050	@	Genzyme Corp.	67,620

			394,184

Building Materials: 0.1%
500		American Standard Cos., Inc.	29,490
2,400		Masco Corp.	68,328

			97,818

Chemicals: 0.8%
300		Air Products & Chemicals, Inc.	24,111
700		Ashland, Inc.	44,765
3,000		Dow Chemical Co.	132,660
600		Ecolab, Inc.	25,620
2,500		EI DuPont de Nemours & Co.	127,100
1,000		International Flavors & Fragrances, Inc.	52,140
1,820		Monsanto Co.	122,923
1,100		PPG Industries, Inc.	83,721

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES T	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Chemicals (continued)
500		Praxair, Inc.	$35,995
700		Sherwin-Williams Co.	46,529
1,300		Sigma-Aldrich Corp.	55,471

			751,035

Coal: 0.1%
500		Consol Energy, Inc.	23,055
820		Peabody Energy Corp.	39,672

			62,727

Commercial Services: 0.3%
700	@	Apollo Group, Inc.	40,901
1,400	@	Convergys Corp.	33,936
550		Equifax, Inc.	24,431
1,100		McKesson Corp.	65,604
800		Moody's Corp.	49,760
500		Robert Half International, Inc.	18,250
900		RR Donnelley & Sons Co.	39,159
2,260		Western Union Co.	47,076

			319,117

Computers: 2.1%
300	@	Affiliated Computer Services, Inc.	17,016
3,000	@	Apple, Inc.	366,120
300	@	Cognizant Technology Solutions Corp.	22,527
700	@	Computer Sciences Corp.	41,405
8,480	@	Dell, Inc.	242,104
2,050		Electronic Data Systems Corp.	56,847
8,850	@	EMC Corp.	160,185
9,350		Hewlett-Packard Co.	417,197
4,900		International Business Machines Corp.	515,725
630	@	Lexmark International, Inc.	31,065
450	@	NCR Corp.	23,643
1,400	@	Network Appliance, Inc.	40,880
700	@	Sandisk Corp.	34,258
10,400	@	Sun Microsystems, Inc.	54,704

			2,023,676

Cosmetics/Personal Care: 0.9%
1,000		Avon Products, Inc.	36,750
1,750		Colgate-Palmolive Co.	113,488
600		Estee Lauder Cos., Inc.	27,306
11,461		Procter & Gamble Co.	701,299

			878,843

Distribution/Wholesale: 0.1%
450		WW Grainger, Inc.	41,873

			41,873

Diversified Financial Services: 4.0%
4,100		American Express Co.	250,838
940		Ameriprise Financial, Inc.	59,756
390		Bear Stearns Cos., Inc.	54,600
3,500		Charles Schwab Corp.	71,820
100		Chicago Mercantile Exchange Holdings, Inc.	53,436
900		CIT Group, Inc.	49,347
16,400		Citigroup, Inc.	841,156
1,818		Countrywide Financial Corp.	66,084
1,000	@	E*Trade Financial Corp.	22,090
3,000		Fannie Mae	195,990
600		Franklin Resources, Inc.	79,482
2,300		Freddie Mac	139,610
1,550		Goldman Sachs Group, Inc.	335,963
900		Janus Capital Group, Inc.	25,056

Shares			Value

12,600		JP Morgan Chase & Co.	$610,470
300		Legg Mason, Inc.	29,514
1,980		Lehman Brothers Holdings, Inc.	147,550
3,400		Merrill Lynch & Co., Inc.	284,172
4,000		Morgan Stanley	335,520
1,400		SLM Corp.	80,612
500		T. Rowe Price Group, Inc.	25,945

			3,759,011

Electric: 1.6%
2,050	@	AES Corp.	44,854
950		American Electric Power Co., Inc.	42,788
1,300		CMS Energy Corp.	22,360
850		Constellation Energy Group, Inc.	74,095
1,400		Dominion Resources, Inc.	120,834
1,700		DTE Energy Co.	81,974
1,300		Duke Energy Corp.	23,790
2,340		Edison International	131,321
1,600		Entergy Corp.	171,760
2,500		Exelon Corp.	181,500
1,800		FirstEnergy Corp.	116,514
2,400		FPL Group, Inc.	136,176
2,150		PG&E Corp.	97,395
500		PPL Corp.	23,395
1,200		Public Service Enterprise Group, Inc.	105,336
1,400		TECO Energy, Inc.	24,052
1,580		TXU Corp.	106,334

			1,504,478

Electrical Components & Equipment: 0.1%
2,100		Emerson Electric Co.	98,280

			98,280

Electronics: 0.2%
1,050	@	Agilent Technologies, Inc.	40,362
1,000		Tektronix, Inc.	33,740
1,650	@	Thermo Electron Corp.	85,338
350	@	Waters Corp.	20,776

			180,216

Engineering & Construction: 0.0%
200		Fluor Corp.	22,274

			22,274

Entertainment: 0.0%
850		International Game Technology	33,745

			33,745

Environmental Control: 0.1%
1,700	@	Allied Waste Industries, Inc.	22,882
2,550		Waste Management, Inc.	99,578

			122,460

Food: 0.7%
1,000		Campbell Soup Co.	38,810
600	@	Dean Foods Co.	19,122
2,150		General Mills, Inc.	125,603
400		Hershey Co.	20,248
2,600		HJ Heinz Co.	123,422
800		Kellogg Co.	41,432
3,528		Kraft Foods, Inc.	124,362
2,350		Kroger Co.	66,106
1,700		Safeway, Inc.	57,851
500		Supervalu, Inc.	23,160
600		Sysco Corp.	19,794

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES T	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Food (continued)
400		Whole Foods Market, Inc.	$15,320
400		WM Wrigley Jr. Co.	22,124

			697,354

Forest Products & Paper: 0.1%
1,600		International Paper Co.	62,480
500		Temple-Inland, Inc.	30,765
300		Weyerhaeuser Co.	23,679

			116,924

Gas: 0.1%
500		KeySpan Corp.	20,990
1,400		Sempra Energy	82,922

			103,912

Hand/Machine Tools: 0.1%
390		Black & Decker Corp.	34,441
600		Snap-On, Inc.	30,306
600		Stanley Works	36,420

			101,167

Healthcare — Products: 1.4%
2,400		Baxter International, Inc.	135,216
950		Becton Dickinson & Co.	70,775
800		Biomet, Inc.	36,576
3,400	@	Boston Scientific Corp.	52,156
500		CR Bard, Inc.	41,315
10,550		Johnson & Johnson	650,091
3,500		Medtronic, Inc.	181,510
800	@	St. Jude Medical, Inc.	33,192
800		Stryker Corp.	50,472
400	@	Varian Medical Systems, Inc.	17,004
700	@	Zimmer Holdings, Inc.	59,423

			1,327,730

Healthcare — Services: 0.6%
1,820		Aetna, Inc.	89,908
765	@	Coventry Health Care, Inc.	44,102
780	@	Humana, Inc.	47,510
300	@	Laboratory Corp. of America Holdings	23,478
4,750		UnitedHealth Group, Inc.	242,915
2,000	@	WellPoint, Inc.	159,660

			607,573

Home Builders: 0.1%
800		Centex Corp.	32,080
800		KB Home	31,496
500		Lennar Corp.	18,280

			81,856

Home Furnishings: 0.1%
200		Harman International Industries, Inc.	23,360
200		Whirlpool Corp.	22,240

			45,600

Household Products/Wares: 0.2%
300		Clorox Co.	18,630
2,000		Kimberly-Clark Corp.	133,780

			152,410

Housewares: 0.0%
900		Newell Rubbermaid, Inc.	26,487

			26,487

Shares			Value

Insurance: 2.7%
1,390	@@	ACE Ltd.	$86,903
1,800		Aflac, Inc.	92,520
2,850		Allstate Corp.	175,304
250		AMBAC Financial Group, Inc.	21,798
9,100		American International Group, Inc.	637,273
1,250		AON Corp.	53,263
500		Assurant, Inc.	29,460
2,140		Chubb Corp.	115,860
1,260		Cigna Corp.	65,797
2,300		Genworth Financial, Inc.	79,120
1,500		Hartford Financial Services Group, Inc.	147,765
854		Lincoln National Corp.	60,591
1,250		Loews Corp.	63,725
1,500		Marsh & McLennan Cos., Inc.	46,320
350		MBIA, Inc.	21,777
3,000		Metlife, Inc.	193,440
350		MGIC Investment Corp.	19,901
1,350		Principal Financial Group	78,692
3,380		Progressive Corp.	80,883
1,970		Prudential Financial, Inc.	191,543
530		Safeco Corp.	32,998
350		Torchmark Corp.	23,450
2,590		Travelers Cos., Inc.	138,565
800		UnumProvident Corp.	20,888
800	@@	XL Capital Ltd.	67,432

			2,545,268

Internet: 0.9%
1,100	@	Amazon.com, Inc.	75,251
3,850	@	eBay, Inc.	123,893
700	@	Google, Inc.	366,366
900	@	IAC/InterActiveCorp.	31,149
3,763	@	Symantec Corp.	76,013
1,000	@	VeriSign, Inc.	31,730
4,100	@	Yahoo!, Inc.	111,233

			815,635

Iron/Steel: 0.2%
300		Allegheny Technologies, Inc.	31,464
1,400		Nucor Corp.	82,110
550		United States Steel Corp.	59,813

			173,387

Leisure Time: 0.1%
1,500		Carnival Corp.	73,155
850		Harley-Davidson, Inc.	50,669

			123,824

Lodging: 0.2%
600		Harrah’s Entertainment, Inc.	51,156
700		Hilton Hotels Corp.	23,429
780		Marriott International, Inc.	33,727
500		Starwood Hotels & Resorts Worldwide, Inc.	33,535

			141,847

Machinery — Construction & Mining: 0.2%
2,500		Caterpillar, Inc.	195,750
400	@	Terex Corp.	32,520

			228,270

Machinery — Diversified: 0.2%
600		Cummins, Inc.	60,726
900		Deere & Co.	108,666

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES T	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Machinery — Diversified (continued)
400		Rockwell Automation, Inc.	$27,776

			197,168

Media: 1.4%
2,525		CBS Corp. - Class B	84,133
1,500		Clear Channel Communications, Inc.	56,730
8,200	@	Comcast Corp. - Class A	230,584
2,600	@	DIRECTV Group, Inc.	60,086
1,000		Gannett Co., Inc.	54,950
1,830		McGraw-Hill Cos., Inc.	124,586
8,500		News Corp., Inc. - Class A	180,285
9,700		Time Warner, Inc.	204,088
1,800	@	Viacom - Class B	74,934
7,050		Walt Disney Co.	240,687

			1,311,063

Metal Fabricate/Hardware: 0.0%
300		Precision Castparts Corp.	36,408

			36,408

Mining: 0.3%
3,000		Alcoa, Inc.	121,590
1,185		Freeport-McMoRan Copper & Gold, Inc.	98,142
1,000		Newmont Mining Corp.	39,060

			258,792

Miscellaneous Manufacturing: 2.6%
2,650		3M Co.	229,994
900		Cooper Industries Ltd.	51,381
800		Danaher Corp.	60,400
1,900		Eastman Kodak Co.	52,877
1,150		Eaton Corp.	106,950
32,850		General Electric Co.	1,257,482
2,650		Honeywell International, Inc.	149,142
1,600		Illinois Tool Works, Inc.	86,704
1,060		ITT Corp.	72,377
500		Pall Corp.	22,995
800		Parker Hannifin Corp.	78,328
200		Textron, Inc.	22,022
7,100		Tyco International Ltd.	239,909

			2,430,561

Office/Business Equipment: 0.1%
4,000	@	Xerox Corp.	73,920

			73,920

Oil & Gas: 4.4%
1,700		Anadarko Petroleum Corp.	88,383
700		Apache Corp.	57,113
1,300		Chesapeake Energy Corp.	44,980
8,327		Chevron Corp.	701,466
5,993		ConocoPhillips	470,451
1,550		Devon Energy Corp.	121,350
800		ENSCO International, Inc.	48,808
400		EOG Resources, Inc.	29,224
19,950		ExxonMobil Corp.	1,673,406
600		Hess Corp.	35,376
3,300		Marathon Oil Corp.	197,868
400		Murphy Oil Corp.	23,776
1,000	@, @@	Nabors Industries Ltd.	33,380

Shares			Value

500		Noble Corp.	$48,760
3,200		Occidental Petroleum Corp.	185,216
600		Sunoco, Inc.	47,808
1,000	@	Transocean, Inc.	105,980
2,000		Valero Energy Corp.	147,720
900		XTO Energy, Inc.	54,090

			4,115,155

Oil & Gas Services: 0.7%
900		Baker Hughes, Inc.	75,717
3,900		Halliburton Co.	134,550
700	@	National Oilwell Varco, Inc.	72,968
4,000		Schlumberger Ltd.	339,760
800	@	Weatherford International Ltd.	44,192

			667,187

Packaging & Containers: 0.1%
400		Ball Corp.	21,268
800		Bemis Co.	26,544
1,400	@	Pactiv Corp.	44,646
1,200		Sealed Air Corp.	37,224

			129,682

Pharmaceuticals: 2.7%
4,500		Abbott Laboratories	240,975
1,180		AmerisourceBergen Corp.	58,375
400	@	Barr Pharmaceuticals, Inc.	20,092
6,600		Bristol-Myers Squibb Co.	208,296
1,240		Cardinal Health, Inc.	87,594
3,000		Eli Lilly & Co.	167,640
820	@	Express Scripts, Inc.	41,008
1,300	@	Forest Laboratories, Inc.	59,345
2,900	@	Gilead Sciences, Inc.	112,433
1,090	@	King Pharmaceuticals, Inc.	22,301
800	@	Medco Health Solutions, Inc.	62,392
7,400		Merck & Co., Inc.	368,520
1,300		Mylan Laboratories	23,647
24,270		Pfizer, Inc.	620,584
5,500		Schering-Plough Corp.	167,420
700	@	Watson Pharmaceuticals, Inc.	22,771
4,200		Wyeth	240,828

			2,524,221

Pipelines: 0.2%
2,000		El Paso Corp.	34,460
800		Questar Corp.	42,280
1,800		Spectra Energy Corp.	46,728
1,800		Williams Cos., Inc.	56,916

			180,384

Real Estate Investment Trusts: 0.4%
350		Apartment Investment & Management Co.	17,647
630		Archstone-Smith Trust	37,239
500		Boston Properties, Inc.	51,065
580		Developers Diversified Realty Corp.	30,572
500		Equity Residential	22,815
1,200		Host Hotels & Resorts, Inc.	27,744
600		Kimco Realty Corp.	22,842
1,000		Prologis	56,900
600		Simon Property Group, Inc.	55,824
300		Vornado Realty Trust	32,952

			355,600

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES T	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Retail: 2.7%
400	@	Autozone, Inc.	$54,648
600	@	Bed Bath & Beyond, Inc.	21,594
1,585		Best Buy Co., Inc.	73,972
700	@	Big Lots, Inc.	20,594
1,800		Costco Wholesale Corp.	105,336
4,204		CVS Corp.	153,236
550		Darden Restaurants, Inc.	24,195
1,000		Dollar General Corp.	21,920
1,200		Family Dollar Stores, Inc.	41,184
2,090		Gap, Inc.	39,919
5,950		Home Depot, Inc.	234,133
1,000		JC Penney Co., Inc.	72,380
1,000	@	Kohl’s Corp.	71,030
5,280		Lowe’s Cos., Inc.	162,043
2,122		Macy’s, Inc.	84,413
4,700		McDonald’s Corp.	238,572
900		Nordstrom, Inc.	46,008
700	@	Office Depot, Inc.	21,210
1,000		RadioShack Corp.	33,140
320	@	Sears Holding Corp.	54,240
1,765		Staples, Inc.	41,883
2,200	@	Starbucks Corp.	57,728
3,000		Target Corp.	190,800
1,750		TJX Cos., Inc.	48,125
3,440		Walgreen Co.	149,778
7,800		Wal-Mart Stores, Inc.	375,258
800		Wendy’s International, Inc.	29,400
1,900		Yum! Brands, Inc.	62,168

			2,528,907

Savings & Loans: 0.2%
1,800		Hudson City Bancorp., Inc.	21,996
1,000		Sovereign Bancorp., Inc.	21,140
3,380		Washington Mutual, Inc.	144,123

			187,259

Semiconductors: 1.3%
1,500	@	Advanced Micro Devices, Inc.	21,450
1,700		Altera Corp.	37,621
850		Analog Devices, Inc.	31,994
2,850		Applied Materials, Inc.	56,630
1,200	@	Broadcom Corp.	35,100
19,870		Intel Corp.	472,111
1,000		KLA-Tencor Corp.	54,950
1,100		Linear Technology Corp.	39,798
2,000	@	LSI Logic Corp.	15,020
900		Maxim Integrated Products	30,069
800	@	MEMC Electronic Materials, Inc.	48,896
2,100	@	Micron Technology, Inc.	26,313
900		National Semiconductor Corp.	25,443
900	@	Novellus Systems, Inc.	25,533
1,000	@	Nvidia Corp.	41,310
1,300	@	Teradyne, Inc.	22,854
4,400		Texas Instruments, Inc.	165,572
1,000		Xilinx, Inc.	26,770

			1,177,434

Software: 1.8%
1,880	@	Adobe Systems, Inc.	75,482
900	@	Autodesk, Inc.	42,372
2,050		Automatic Data Processing, Inc.	99,364
950	@	BMC Software, Inc.	28,785
2,400		CA, Inc.	61,992

Shares			Value

1,100	@	Citrix Systems, Inc.	$37,037
2,590	@	Compuware Corp.	30,717
850	@	Electronic Arts, Inc.	40,222
2,360		First Data Corp.	77,101
900	@	Fiserv, Inc.	51,120
1,700	@	Intuit, Inc.	51,136
27,700		Microsoft Corp.	816,319
2,800	@	Novell, Inc.	21,812
12,440	@	Oracle Corp.	245,192
1,150		Paychex, Inc.	44,988

			1,723,639

Telecommunications: 3.1%
800	@@	Allergan, Inc.	46,112
1,000		Alltel Corp.	67,550
20,554		AT&T, Inc.	852,991
1,550	@	Avaya, Inc.	26,102
1,000		CenturyTel, Inc.	49,050
21,300	@	Cisco Systems, Inc.	593,205
2,800		Citizens Communications Co.	42,756
5,500	@	Corning, Inc.	140,525
668		Embarq Corp.	42,331
1,700	@	Juniper Networks, Inc.	42,789
7,520		Motorola, Inc.	133,104
5,350		Qualcomm, Inc.	232,137
5,700	@	Qwest Communications International, Inc.	55,290
8,767		Sprint Nextel Corp.	181,565
2,100	@	Tellabs, Inc.	22,596
8,650		Verizon Communications, Inc.	356,121

			2,884,224

Toys/Games/Hobbies: 0.1%
1,000		Hasbro, Inc.	31,410
1,850		Mattel, Inc.	46,787

			78,197

Transportation: 0.7%
800		Burlington Northern Santa Fe Corp.	68,112
400		CH Robinson Worldwide, Inc.	21,008
1,340		CSX Corp.	60,407
1,150		FedEx Corp.	127,616
1,500		Norfolk Southern Corp.	78,855
800		Union Pacific Corp.	92,120
2,900		United Parcel Service, Inc.	211,700

			659,818

		Total Common Stock (Cost $41,146,621 )	45,281,369

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES T	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.1%
Federal Home Loan Mortgage Corporation: 6.3%
$6,063,000	Z	4.900%, due 01/15/08	$5,902,949

			5,902,949

Federal National Mortgage Corporation: 11.8%
11,526,000	Z	5.180%, due 02/15/08	11,156,488

			11,156,488

		Total U.S. Government Agency Obligations (Cost $17,233,980)	17,059,437

U.S. TREASURY OBLIGATIONS: 4.7%
U.S. Treasury STRIP: 4.7%
4,565,000	^^, Z	4.860%, due 11/15/07	4,483,830

		Total U.S. Treasury Obligations (Cost $4,482,876)	4,483,830

OTHER BONDS: 29.2%
Foreign Government Bonds: 29.2%
28,037,000	Z	Turkey Trust, 4.710%, due 11/15/07	27,540,156

		Total Other Bonds (Cost $27,699,951)	27,540,156

		Total Long-Term Investments (Cost $90,563,428)	94,364,792

SHORT-TERM INVESTMENTS: 0.2%
Mutual Fund: 0.0%
5,000	**	ING Institutional Prime Money Market Fund	5,000

		Total Mutual Fund (Cost $5,000)	5,000

Principal Amount			Value
Repurchase Agreement: 0.2%
$151,000	Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $151,067 to be received upon repurchase (Collateralized by $154,000 Federal National Mortgage Association, 5.600%, Market Value plus accrued interest $154,658, due 02/01/17)		$151,000

	Total Repurchase Agreement (Cost $151,000)		151,000

	Total Short-Term Investments (Cost $156,000)		156,000

	Total Investments in Securities (Cost $90,719,428)*	100.1%	$94,520,792
	Other Assets and Liabilities - Net	(0.1)	(66,419)

	Net Assets	100.0%	$94,454,373

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $91,173,450.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,360,178
Gross Unrealized Depreciation	(1,012,836)

Net Unrealized Appreciation	$3,347,342

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES U	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

*	Includes short-term investments related to ING Institutional Prime Money Market Fund and repurchase agreement.
(1)	Includes seven industries, which each represents 1.0% - 2.0% of net assets.
(2)	Includes forty one industries, which each represents less than 1.0% of net assets.

Shares			Value

COMMON STOCK: 51.2%
Advertising: 0.1%
2,100		Omnicom Group	$111,132

			111,132

Aerospace/Defense: 1.3%
2,850		Boeing Co.	274,056
1,900		General Dynamics Corp.	148,618
400		Goodrich Corp.	23,824
650		L-3 Communications Holdings, Inc.	63,304
1,810		Lockheed Martin Corp.	170,375
1,069		Northrop Grumman Corp.	83,243
2,774		Raytheon Co.	149,491
4,300		United Technologies Corp.	304,999

			1,217,910

Agriculture: 0.8%
7,900		Altria Group, Inc.	554,106
2,240		Archer-Daniels-Midland Co.	74,122
1,000		Reynolds American, Inc.	65,200
1,100		UST, Inc.	59,081

			752,509

Apparel: 0.2%
1,930	@	Coach, Inc.	91,463
1,560		Nike, Inc.	90,932

Shares			Value

300		Polo Ralph Lauren Corp.	$29,433

			211,828

Auto Manufacturers: 0.3%
9,720		Ford Motor Co.	91,562
1,800		General Motors Corp.	68,040
1,200		Paccar, Inc.	104,448

			264,050

Auto Parts & Equipment: 0.1%
700	@	Goodyear Tire & Rubber Co.	24,332
650		Johnson Controls, Inc.	75,251

			99,583

Banks: 3.2%
17,201		Bank of America Corp.	840,957
2,900	@	Bank of New York Co., Inc.	120,176
1,944		BB&T Corp.	79,082
1,477		Capital One Financial Corp.	115,856
950		Comerica, Inc.	56,497
400		Compass Bancshares, Inc.	27,592
950		Fifth Third Bancorp.	37,782
3,900		Huntington Bancshares, Inc.	88,686
3,200		Keycorp.	109,856
1,000		Marshall & Ilsley Corp.	47,630
2,050		Mellon Financial Corp.	90,200
2,620		National City Corp.	87,298
400		Northern Trust Corp.	25,696
900		PNC Financial Services Group, Inc.	64,422
4,336		Regions Financial Corp.	143,522
1,200		State Street Corp.	82,080
950		SunTrust Banks, Inc.	81,453
4,250		US Bancorp.	140,038
7,597		Wachovia Corp.	389,346
13,600		Wells Fargo & Co.	478,312

			3,106,481

Beverages: 1.0%
2,350		Anheuser-Busch Cos., Inc.	122,576
7,350		Coca-Cola Co.	384,479
1,450		Pepsi Bottling Group, Inc.	48,836
6,240		PepsiCo, Inc.	404,664

			960,555

Biotechnology: 0.4%
4,100	@	Amgen, Inc.	226,689
1,100	@	Biogen Idec, Inc.	58,850
1,310	@	Celgene Corp.	75,102
1,150	@	Genzyme Corp.	74,060

			434,701

Building Materials: 0.1%
500		American Standard Cos., Inc.	29,490
2,650		Masco Corp.	75,446

			104,936

Chemicals: 0.8%
300		Air Products & Chemicals, Inc.	24,111
800		Ashland, Inc.	51,160
3,300		Dow Chemical Co.	145,926
700		Ecolab, Inc.	29,890
2,600		EI DuPont de Nemours & Co.	132,184
1,100		International Flavors & Fragrances, Inc.	57,354
2,140		Monsanto Co.	144,536
1,110		PPG Industries, Inc.	84,482

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES U	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Chemicals (continued)
600		Praxair, Inc.	$43,194
650		Sherwin-Williams Co.	43,206
1,400		Sigma-Aldrich Corp.	59,738

			815,781

Coal: 0.1%
700		Consol Energy, Inc.	32,277
1,070		Peabody Energy Corp.	51,767

			84,044

Commercial Services: 0.4%
800	@	Apollo Group, Inc.	46,744
1,500	@	Convergys Corp.	36,360
800		Equifax, Inc.	35,536
1,320		McKesson Corp.	78,725
800		Moody's Corp.	49,760
600		Robert Half International, Inc.	21,900
900		RR Donnelley & Sons Co.	39,159
2,433		Western Union Co.	50,679

			358,863

Computers: 2.3%
300	@	Affiliated Computer Services, Inc.	17,016
3,200	@	Apple, Inc.	390,528
310	@	Cognizant Technology Solutions Corp.	23,278
750	@	Computer Sciences Corp.	44,363
9,320	@	Dell, Inc.	266,086
2,450		Electronic Data Systems Corp.	67,939
9,600	@	EMC Corp.	173,760
10,100		Hewlett-Packard Co.	450,662
5,400		International Business Machines Corp.	568,350
650	@	Lexmark International, Inc.	32,052
500	@	NCR Corp.	26,270
1,800	@	Network Appliance, Inc.	52,560
900	@	Sandisk Corp.	44,046
12,300	@	Sun Microsystems, Inc.	64,698

			2,221,608

Cosmetics/Personal Care: 1.0%
1,300		Avon Products, Inc.	47,775
1,750		Colgate-Palmolive Co.	113,488
600		Estee Lauder Cos., Inc.	27,306
12,295		Procter & Gamble Co.	752,331

			940,900

Distribution/Wholesale: 0.1%
550		WW Grainger, Inc.	51,178

			51,178

Diversified Financial Services: 4.2%
4,450		American Express Co.	272,251
1,050		Ameriprise Financial, Inc.	66,749
600		Bear Stearns Cos., Inc.	84,000
3,500		Charles Schwab Corp.	71,820
120		Chicago Mercantile Exchange Holdings, Inc.	64,123
800		CIT Group, Inc.	43,864
17,900		Citigroup, Inc.	918,091
2,180		Countrywide Financial Corp.	79,243
1,200	@	E*Trade Financial Corp.	26,508
3,200		Fannie Mae	209,056
650		Franklin Resources, Inc.	86,106
2,500		Freddie Mac	151,750
1,650		Goldman Sachs Group, Inc.	357,638

Shares			Value

1,100		Janus Capital Group, Inc.	$30,624
13,700		JP Morgan Chase & Co.	663,765
300		Legg Mason, Inc.	29,514
2,020		Lehman Brothers Holdings, Inc.	150,530
3,550		Merrill Lynch & Co., Inc.	296,709
4,350		Morgan Stanley	364,878
1,550		SLM Corp.	89,249
500		T. Rowe Price Group, Inc.	25,945

			4,082,413

Electric: 1.6%
1,450	@	AES Corp.	31,726
1,000		American Electric Power Co., Inc.	45,040
1,400		CMS Energy Corp.	24,080
950		Constellation Energy Group, Inc.	82,812
1,500		Dominion Resources, Inc.	129,465
1,900		DTE Energy Co.	91,618
1,500		Duke Energy Corp.	27,450
2,520		Edison International	141,422
1,600		Entergy Corp.	171,760
2,600		Exelon Corp.	188,760
1,950		FirstEnergy Corp.	126,224
2,600		FPL Group, Inc.	147,524
2,200		PG&E Corp.	99,660
700		PPL Corp.	32,753
1,300		Public Service Enterprise Group, Inc.	114,114
1,500		TECO Energy, Inc.	25,770
1,700		TXU Corp.	114,410

			1,594,588

Electrical Components & Equipment: 0.1%
2,300		Emerson Electric Co.	107,640

			107,640

Electronics: 0.2%
1,300	@	Agilent Technologies, Inc.	49,972
1,000		Tektronix, Inc.	33,740
1,800	@	Thermo Electron Corp.	93,096
450	@	Waters Corp.	26,712

			203,520

Engineering & Construction: 0.0%
200		Fluor Corp.	22,274

			22,274

Entertainment: 0.0%
900		International Game Technology	35,730

			35,730

Environmental Control: 0.1%
1,800	@	Allied Waste Industries, Inc.	24,228
2,550		Waste Management, Inc.	99,578

			123,806

Food: 0.8%
1,250		Campbell Soup Co.	48,513
600	@	Dean Foods Co.	19,122
2,550		General Mills, Inc.	148,971
500		Hershey Co.	25,310
2,900		HJ Heinz Co.	137,663
900		Kellogg Co.	46,611
3,874		Kraft Foods, Inc.	136,559
2,800		Kroger Co.	78,764
1,900		Safeway, Inc.	64,657
500		Supervalu, Inc.	23,160

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES U	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Food (continued)
900		Sysco Corp.	$29,691
600		Whole Foods Market, Inc.	22,980
400		WM Wrigley Jr. Co.	22,124

			804,125

Forest Products & Paper: 0.2%
1,800		International Paper Co.	70,290
500		Temple-Inland, Inc.	30,765
600		Weyerhaeuser Co.	47,358

			148,413

Gas: 0.1%
700		KeySpan Corp.	29,386
1,550		Sempra Energy	91,807

			121,193

Hand/Machine Tools: 0.1%
350		Black & Decker Corp.	30,909
700		Snap-On, Inc.	35,357
700		Stanley Works	42,490

			108,756

Healthcare — Products: 1.5%
2,700		Baxter International, Inc.	152,118
980		Becton Dickinson & Co.	73,010
900		Biomet, Inc.	41,148
3,800	@	Boston Scientific Corp.	58,292
500		CR Bard, Inc.	41,315
11,600		Johnson & Johnson	714,792
3,900		Medtronic, Inc.	202,254
900	@	St. Jude Medical, Inc.	37,341
1,000		Stryker Corp.	63,090
400	@	Varian Medical Systems, Inc.	17,004
900	@	Zimmer Holdings, Inc.	76,401

			1,476,765

Healthcare — Services: 0.7%
1,920		Aetna, Inc.	94,848
920	@	Coventry Health Care, Inc.	53,038
800	@	Humana, Inc.	48,728
300	@	Laboratory Corp. of America Holdings	23,478
5,180		UnitedHealth Group, Inc.	264,905
2,340	@	WellPoint, Inc.	186,802

			671,799

Home Builders: 0.1%
800		Centex Corp.	32,080
900		KB Home	35,433
500		Lennar Corp.	18,280

			85,793

Home Furnishings: 0.0%
200		Harman International Industries, Inc.	23,360
200		Whirlpool Corp.	22,240

			45,600

Household Products/Wares: 0.2%
300		Clorox Co.	18,630
2,250		Kimberly-Clark Corp.	150,503

			169,133

Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	29,430

			29,430

Shares			Value

Insurance: 2.8%
1,450	@@	ACE Ltd.	$90,654
2,100		Aflac, Inc.	107,940
3,060		Allstate Corp.	188,221
400		AMBAC Financial Group, Inc.	34,876
9,900		American International Group, Inc.	693,297
1,250		AON Corp.	53,263
600		Assurant, Inc.	35,352
2,340		Chubb Corp.	126,688
1,230		Cigna Corp.	64,231
2,400		Genworth Financial, Inc.	82,560
1,450		Hartford Financial Services Group, Inc.	142,840
988		Lincoln National Corp.	70,099
1,420		Loews Corp.	72,392
1,900		Marsh & McLennan Cos., Inc.	58,672
350		MBIA, Inc.	21,777
3,240		Metlife, Inc.	208,915
400		MGIC Investment Corp.	22,744
1,550		Principal Financial Group	90,350
3,580		Progressive Corp.	85,669
2,100		Prudential Financial, Inc.	204,183
440		Safeco Corp.	27,394
400		Torchmark Corp.	26,800
2,830		Travelers Cos., Inc.	151,405
900		UnumProvident Corp.	23,499
800	@@	XL Capital Ltd.	67,432

			2,751,253

Internet: 0.9%
1,200	@	Amazon.com, Inc.	82,092
4,300	@	eBay, Inc.	138,374
800	@	Google, Inc.	418,704
800	@	IAC/InterActiveCorp.	27,688
4,129	@	Symantec Corp.	83,406
1,200	@	VeriSign, Inc.	38,076
4,500	@	Yahoo!, Inc.	122,085

			910,425

Iron/Steel: 0.2%
400		Allegheny Technologies, Inc.	41,952
1,420		Nucor Corp.	83,283
600		United States Steel Corp.	65,250

			190,485

Leisure Time: 0.1%
1,450		Carnival Corp.	70,717
1,000		Harley-Davidson, Inc.	59,610

			130,327

Lodging: 0.2%
700		Harrah's Entertainment, Inc.	59,682
700		Hilton Hotels Corp.	23,429
800		Marriott International, Inc.	34,592
550		Starwood Hotels & Resorts Worldwide, Inc.	36,889

			154,592

Machinery — Construction & Mining: 0.3%
2,700		Caterpillar, Inc.	211,410
400	@	Terex Corp.	32,520

			243,930

Machinery — Diversified: 0.2%
700		Cummins, Inc.	70,847
1,000		Deere & Co.	120,740
450		Rockwell Automation, Inc.	31,248

			222,835

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES U	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Media: 1.5%
2,175		CBS Corp. — Class B	$72,471
1,800		Clear Channel Communications, Inc.	68,076
9,150	@	Comcast Corp. — Class A	257,298
3,000	@	DIRECTV Group, Inc.	69,330
1,100		Gannett Co., Inc.	60,445
2,010		McGraw-Hill Cos., Inc.	136,841
9,300		News Corp., Inc. — Class A	197,253
10,500		Time Warner, Inc.	220,920
2,200	@	Viacom - Class B	91,586
7,700		Walt Disney Co.	262,878

			1,437,098

Metal Fabricate/Hardware: 0.0%
300		Precision Castparts Corp.	36,408

			36,408

Mining: 0.3%
3,200		Alcoa, Inc.	129,696
1,412		Freeport-McMoRan Copper & Gold, Inc.	116,942
1,200		Newmont Mining Corp.	46,872

			293,510

Miscellaneous Manufacturing: 2.8%
2,950		3M Co.	256,031
1,000		Cooper Industries Ltd.	57,090
1,050		Danaher Corp.	79,275
1,950		Eastman Kodak Co.	54,269
1,350		Eaton Corp.	125,550
36,500		General Electric Co.	1,397,193
2,800		Honeywell International, Inc.	157,584
1,900		Illinois Tool Works, Inc.	102,961
1,100		ITT Corp.	75,108
500		Pall Corp.	22,995
900		Parker Hannifin Corp.	88,119
200		Textron, Inc.	22,022
7,500		Tyco International Ltd.	253,425

			2,691,622

Office/Business Equipment: 0.1%
3,450	@	Xerox Corp.	63,756

			63,756

Oil & Gas: 4.7%
2,000		Anadarko Petroleum Corp.	103,980
700		Apache Corp.	57,113
1,300		Chesapeake Energy Corp.	44,980
9,083		Chevron Corp.	765,152
6,554		ConocoPhillips	514,489
1,900		Devon Energy Corp.	148,751
1,000		ENSCO International, Inc.	61,010
400		EOG Resources, Inc.	29,224
21,950		ExxonMobil Corp.	1,841,166
600		Hess Corp.	35,376
3,400		Marathon Oil Corp.	203,864
400		Murphy Oil Corp.	23,776
1,100	@, @@	Nabors Industries Ltd.	36,718
400		Noble Corp.	39,008
3,520		Occidental Petroleum Corp.	203,738
700		Sunoco, Inc.	55,776
1,300	@	Transocean, Inc.	137,774
2,200		Valero Energy Corp.	162,492
1,000		XTO Energy, Inc.	60,100

			4,524,487

Shares			Value

Oil & Gas Services: 0.8%
1,000		Baker Hughes, Inc.	$84,130
4,350		Halliburton Co.	150,075
800	@	National Oilwell Varco, Inc.	83,392
4,300		Schlumberger Ltd.	365,242
800	@	Weatherford International Ltd.	44,192

			727,031

Packaging & Containers: 0.2%
600		Ball Corp.	31,902
700		Bemis Co.	23,226
1,700	@	Pactiv Corp.	54,213
1,300		Sealed Air Corp.	40,326

			149,667

Pharmaceuticals: 2.8%
4,900		Abbott Laboratories	262,395
1,100		AmerisourceBergen Corp.	54,417
500	@	Barr Pharmaceuticals, Inc.	25,115
7,100		Bristol-Myers Squibb Co.	224,076
1,320		Cardinal Health, Inc.	93,245
3,100		Eli Lilly & Co.	173,228
620	@	Express Scripts, Inc.	31,006
1,450	@	Forest Laboratories, Inc.	66,193
3,500	@	Gilead Sciences, Inc.	135,695
1,250	@	King Pharmaceuticals, Inc.	25,575
1,000	@	Medco Health Solutions, Inc.	77,990
8,100		Merck & Co., Inc.	403,380
1,600		Mylan Laboratories	29,104
26,130		Pfizer, Inc.	668,144
5,550		Schering-Plough Corp.	168,942
800	@	Watson Pharmaceuticals, Inc.	26,024
4,550		Wyeth	260,897

			2,725,426

Pipelines: 0.2%
2,400		El Paso Corp.	41,352
800		Questar Corp.	42,280
1,900		Spectra Energy Corp.	49,324
1,950		Williams Cos., Inc.	61,659

			194,615

Real Estate Investment Trusts: 0.4%
350		Apartment Investment & Management Co.	17,647
690		Archstone-Smith Trust	40,786
500		Boston Properties, Inc.	51,065
610		Developers Diversified Realty Corp.	32,153
500		Equity Residential	22,815
1,400		Host Hotels & Resorts, Inc.	32,368
700		Kimco Realty Corp.	26,649
1,000		Prologis	56,900
600		Simon Property Group, Inc.	55,824
400		Vornado Realty Trust	43,936

			380,143

Retail: 2.9%
400	@	Autozone, Inc.	54,648
600	@	Bed Bath & Beyond, Inc.	21,594
1,900		Best Buy Co., Inc.	88,673
700	@	Big Lots, Inc.	20,594
1,950		Costco Wholesale Corp.	114,114
4,538		CVS Corp.	165,410
750		Darden Restaurants, Inc.	32,993
1,100		Dollar General Corp.	24,112
1,250		Family Dollar Stores, Inc.	42,900

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES U	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

			Value

Retail (continued)
2,250		Gap, Inc.	$42,975
6,500		Home Depot, Inc.	255,775
950		JC Penney Co., Inc.	68,761
1,150	@	Kohl's Corp.	81,685
5,640		Lowe's Cos., Inc.	173,092
2,508		Macy's, Inc.	99,768
5,150		McDonald's Corp.	261,414
900		Nordstrom, Inc.	46,008
750	@	Office Depot, Inc.	22,725
1,000		RadioShack Corp.	33,140
360	@	Sears Holding Corp.	61,020
2,020		Staples, Inc.	47,935
2,500	@	Starbucks Corp.	65,600
3,400		Target Corp.	216,240
2,050		TJX Cos., Inc.	56,375
3,660		Walgreen Co.	159,356
8,550		Wal-Mart Stores, Inc.	411,341
900		Wendy's International, Inc.	33,075
2,200		Yum! Brands, Inc.	71,984

			2,773,307

Savings & Loans: 0.2%
2,000		Hudson City Bancorp., Inc.	24,440
1,100		Sovereign Bancorp., Inc.	23,254
4,065		Washington Mutual, Inc.	173,332

			221,026

Semiconductors: 1.3%
1,800	@	Advanced Micro Devices, Inc.	25,740
1,850		Altera Corp.	40,941
850		Analog Devices, Inc.	31,994
3,050		Applied Materials, Inc.	60,604
1,300	@	Broadcom Corp.	38,025
21,770		Intel Corp.	517,255
1,100		KLA-Tencor Corp.	60,445
1,200		Linear Technology Corp.	43,416
2,200	@	LSI Logic Corp.	16,522
1,050		Maxim Integrated Products	35,081
800	@	MEMC Electronic Materials, Inc.	48,896
2,350	@	Micron Technology, Inc.	29,446
1,050		National Semiconductor Corp.	29,684
1,100	@	Novellus Systems, Inc.	31,207
1,200	@	Nvidia Corp.	49,572
1,500	@	Teradyne, Inc.	26,370
4,800		Texas Instruments, Inc.	180,624
1,200		Xilinx, Inc.	32,124

			1,297,946

Software: 2.0%
1,880	@	Adobe Systems, Inc.	75,482
1,100	@	Autodesk, Inc.	51,788
2,250		Automatic Data Processing, Inc.	109,058
1,050	@	BMC Software, Inc.	31,815
2,950		CA, Inc.	76,199
1,200	@	Citrix Systems, Inc.	40,404
2,200	@	Compuware Corp.	26,092
1,100	@	Electronic Arts, Inc.	52,052
2,833		First Data Corp.	92,554
900	@	Fiserv, Inc.	51,120
2,100	@	Intuit, Inc.	63,168
30,050		Microsoft Corp.	885,574
3,000	@	Novell, Inc.	23,370
13,800	@	Oracle Corp.	271,998
1,300		Paychex, Inc.	50,856

			1,901,530

			Value

Telecommunications: 3.3%
800	@@	Allergan, Inc.	$46,112
1,100		Alltel Corp.	74,305
22,631		AT&T, Inc.	939,187
1,900	@	Avaya, Inc.	31,996
900		CenturyTel, Inc.	44,145
22,850	@	Cisco Systems, Inc.	636,373
3,100		Citizens Communications Co.	47,337
5,900	@	Corning, Inc.	150,745
699		Embarq Corp.	44,296
2,000	@	Juniper Networks, Inc.	50,340
9,080		Motorola, Inc.	160,716
6,050		Qualcomm, Inc.	262,510
6,200	@	Qwest Communications International, Inc.	60,140
9,698		Sprint Nextel Corp.	200,846
2,200	@	Tellabs, Inc.	23,672
9,450		Verizon Communications, Inc.	389,057

			3,161,777

Toys/Games/Hobbies: 0.1%
1,100		Hasbro, Inc.	34,551
2,250		Mattel, Inc.	56,903

			91,454

Transportation: 0.8%
1,000		Burlington Northern Santa Fe Corp.	85,140
400		CH Robinson Worldwide, Inc.	21,008
1,540		CSX Corp.	69,423
1,200		FedEx Corp.	133,164
1,600		Norfolk Southern Corp.	84,112
950		Union Pacific Corp.	109,393
3,300		United Parcel Service, Inc.	240,900

			743,140

		Total Common Stock (Cost $44,176,487)	49,584,827

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES U	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount				Value
CORPORATE BONDS/NOTES: 10.3%
Diversified Financial Services: 10.3%
$10,000,000			General Electric Capital Corp., 4.250%, due 01/15/08	$9,944,340

			Total Corporate Bonds/Notes (Cost $10,047,473)	9,944,340

U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.5%
Federal National Mortgage Corporation: 24.5%
24,840,000	^^, Z		5.260%, due 05/15/08	23,729,528

			Total U.S. Government Agency Obligations (Cost $24,214,513)	23,729,528

U.S. TREASURY OBLIGATIONS: 3.3%
U.S. Treasury STRIP: 3.3%
3,350,000	^^, Z		4.890%, due 02/15/08	3,248,482

			Total U.S. Treasury Obligations (Cost $3,249,945)	3,248,482

OTHER BONDS: 10.4%
Foreign Government Bonds: 10.4%
10,429,000	@@, Z		Israel Government AID Bond, 4.910%, due 03/15/08	10,072,871

			Total Other Bonds (Cost $10,232,510)	10,072,871

			Total Long-Term Investments (Cost $91,920,928)	96,580,048

SHORT-TERM INVESTMENTS: 0.2%
Mutual Fund: 0.0%
5,000	*	*	ING Institutional Prime Money Market Fund	5,000

			Total Mutual Fund (Cost $5,000)	5,000

Principal Amount			Value
Repurchase Agreement: 0.2%
$193,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $193,085 to be received upon repurchase (Collateralized by $415,000 Resolution Funding Corporation, Discount Note, Market Value $197,793, due 01/15/21)		$193,000

	Total Repurchase Agreement (Cost $193,000)		193,000

	Total Short-Term Investments (Cost $198,000)		198,000

	Total Investments in Securities (Cost $92,118,928)*	99.9%	$96,778,048
	Other Assets and Liabilities - Net	0.1	121,845

	Net Assets	100.0%	$96,899,893

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $92,547,403.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,687,790
Gross Unrealized Depreciation	(1,457,145)

Net Unrealized Appreciation	$4,230,645

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES V	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

*	Includes short-term investments related to ING Institutional Prime Money Market Fund and repurchase agreement.

(1)	Includes seven industries, which each represents 1.2% - 1.7% of net assets.

(2)	Includes forty three industries, which each represents less than 1.2% of net assets.

Shares		Value

COMMON STOCK: 16.2%
Advertising: 0.0%
900	Omnicom Group	$47,628

		47,628

Aerospace/Defense: 0.4%
1,200	Boeing Co.	115,392
850	General Dynamics Corp.	66,487
200	Goodrich Corp.	11,912
200	L-3 Communications Holdings, Inc.	19,478
720	Lockheed Martin Corp.	67,774
484	Northrop Grumman Corp.	37,689
1,183	Raytheon Co.	63,752
1,900	United Technologies Corp.	134,767

		517,251

Agriculture: 0.3%
3,450	Altria Group, Inc.	241,983
910	Archer-Daniels-Midland Co.	30,112
500	Reynolds American, Inc.	32,600
500	UST, Inc.	26,855

		331,550

Shares			Value

Apparel: 0.1%
890	@	Coach, Inc.	$42,177
680		Nike, Inc.	39,637
200		Polo Ralph Lauren Corp.	19,622

			101,436

Auto Manufacturers: 0.1%
4,200		Ford Motor Co.	39,564
850		General Motors Corp.	32,130
550		Paccar, Inc.	47,872

			119,566

Auto Parts & Equipment: 0.0%
300	@	Goodyear Tire & Rubber Co.	10,428
350		Johnson Controls, Inc.	40,520

			50,948

Banks: 1.0%
7,503		Bank of America Corp.	366,822
1,100	@	Bank of New York Co., Inc.	45,584
822		BB&T Corp.	33,439
608		Capital One Financial Corp.	47,692
450		Comerica, Inc.	26,762
200		Compass Bancshares, Inc.	13,796
400		Fifth Third Bancorp.	15,908
1,700		Huntington Bancshares, Inc.	38,658
1,400		Keycorp.	48,062
300		Marshall & Ilsley Corp.	14,289
900		Mellon Financial Corp.	39,600
1,120		National City Corp.	37,318
200		Northern Trust Corp.	12,848
350		PNC Financial Services Group, Inc.	25,053
1,668		Regions Financial Corp.	55,211
550		State Street Corp.	37,620
300		SunTrust Banks, Inc.	25,722
1,850		US Bancorp.	60,958
3,388		Wachovia Corp.	173,635
6,000		Wells Fargo & Co.	211,020

			1,329,997

Beverages: 0.3%
1,000		Anheuser-Busch Cos., Inc.	52,160
3,250		Coca-Cola Co.	170,008
750		Pepsi Bottling Group, Inc.	25,260
2,730		PepsiCo, Inc.	177,041

			424,469

Biotechnology: 0.1%
1,800	@	Amgen, Inc.	99,522
500	@	Biogen Idec, Inc.	26,750
550	@	Celgene Corp.	31,532
450	@	Genzyme Corp.	28,980

			186,784

Building Materials: 0.0%
200		American Standard Cos., Inc.	11,796
1,200		Masco Corp.	34,164

			45,960

Chemicals: 0.3%
150		Air Products & Chemicals, Inc.	12,056
300		Ashland, Inc.	19,185

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES V	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Chemicals (continued)
1,400		Dow Chemical Co.	$61,908
300		Ecolab, Inc.	12,810
1,200		EI DuPont de Nemours & Co.	61,008
500		International Flavors & Fragrances, Inc.	26,070
930		Monsanto Co.	62,812
500		PPG Industries, Inc.	38,055
300		Praxair, Inc.	21,597
300		Sherwin-Williams Co.	19,941
700		Sigma-Aldrich Corp.	29,869

			365,311

Coal: 0.0%
300		Consol Energy, Inc.	13,833
320		Peabody Energy Corp.	15,482

			29,315

Commercial Services: 0.1%
350	@	Apollo Group, Inc.	20,451
500	@	Convergys Corp.	12,120
300		Equifax, Inc.	13,326
520		McKesson Corp.	31,013
400		Moody's Corp.	24,880
250		Robert Half International, Inc.	9,125
500		RR Donnelley & Sons Co.	21,755
1,172		Western Union Co.	24,413

			157,083

Computers: 0.7%
200	@	Affiliated Computer Services, Inc.	11,344
1,400	@	Apple, Inc.	170,856
120	@	Cognizant Technology Solutions Corp.	9,011
350	@	Computer Sciences Corp.	20,703
4,030	@	Dell, Inc.	115,057
1,050		Electronic Data Systems Corp.	29,117
4,250	@	EMC Corp.	76,925
4,400		Hewlett-Packard Co.	196,328
2,350		International Business Machines Corp.	247,338
300	@	Lexmark International, Inc.	14,793
200	@	NCR Corp.	10,508
600	@	Network Appliance, Inc.	17,520
400	@	Sandisk Corp.	19,576
5,500	@	Sun Microsystems, Inc.	28,930

			968,006

Cosmetics/Personal Care: 0.3%
500		Avon Products, Inc.	18,375
800		Colgate-Palmolive Co.	51,880
300		Estee Lauder Cos., Inc.	13,653
5,477		Procter & Gamble Co.	335,138

			419,046

Distribution/Wholesale: 0.0%
250		WW Grainger, Inc.	23,263

			23,263

Diversified Financial Services: 1.4%
1,950		American Express Co.	119,301
390		Ameriprise Financial, Inc.	24,792
200		Bear Stearns Cos., Inc.	28,000
1,550		Charles Schwab Corp.	31,806
60		Chicago Mercantile Exchange Holdings, Inc.	32,062
350		CIT Group, Inc.	19,191
7,850		Citigroup, Inc.	402,627

Shares			Value

1,098		Countrywide Financial Corp.	$39,912
500	@	E*Trade Financial Corp.	11,045
1,450		Fannie Mae	94,729
250		Franklin Resources, Inc.	33,118
1,100		Freddie Mac	66,770
750		Goldman Sachs Group, Inc.	162,563
500		Janus Capital Group, Inc.	13,920
6,150		JP Morgan Chase & Co.	297,968
200		Legg Mason, Inc.	19,676
910		Lehman Brothers Holdings, Inc.	67,813
1,650		Merrill Lynch & Co., Inc.	137,907
1,850		Morgan Stanley	155,178
700		SLM Corp.	40,306
200		T. Rowe Price Group, Inc.	10,378

			1,809,062

Electric: 0.5%
1,080	@	AES Corp.	23,630
450		American Electric Power Co., Inc.	20,268
600		CMS Energy Corp.	10,320
350		Constellation Energy Group, Inc.	30,510
700		Dominion Resources, Inc.	60,417
850		DTE Energy Co.	40,987
800		Duke Energy Corp.	14,640
1,150		Edison International	64,538
750		Entergy Corp.	80,513
1,150		Exelon Corp.	83,490
910		FirstEnergy Corp.	58,904
1,100		FPL Group, Inc.	62,414
1,000		PG&E Corp.	45,300
300		PPL Corp.	14,037
600		Public Service Enterprise Group, Inc.	52,668
600		TECO Energy, Inc.	10,308
700		TXU Corp.	47,110

			720,054

Electrical Components & Equipment: 0.0%
1,000		Emerson Electric Co.	46,800

			46,800

Electronics: 0.1%
550	@	Agilent Technologies, Inc.	21,142
500		Tektronix, Inc.	16,870
750	@	Thermo Electron Corp.	38,790
150	@	Waters Corp.	8,904

			85,706

Engineering & Construction: 0.0%
100		Fluor Corp.	11,137

			11,137

Entertainment: 0.0%
450		International Game Technology	17,865

			17,865

Environmental Control: 0.0%
800	@	Allied Waste Industries, Inc.	10,768
1,200		Waste Management, Inc.	46,860

			57,628

Food: 0.3%
450		Campbell Soup Co.	17,465
300	@	Dean Foods Co.	9,561
1,050		General Mills, Inc.	61,341
200		Hershey Co.	10,124

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES V	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Food (continued)
1,300		HJ Heinz Co.	$61,711
400		Kellogg Co.	20,716
1,918		Kraft Foods, Inc.	67,610
1,200		Kroger Co.	33,756
650		Safeway, Inc.	22,120
200		Supervalu, Inc.	9,264
300		Sysco Corp.	9,897
200		Whole Foods Market, Inc.	7,660
200		WM Wrigley Jr. Co.	11,062

			342,287

Forest Products & Paper: 0.0%
1,000		International Paper Co.	39,050
200		Temple-Inland, Inc.	12,306
100		Weyerhaeuser Co.	7,893

			59,249

Gas: 0.0%
250		KeySpan Corp.	10,495
560		Sempra Energy	33,169

			43,664

Hand/Machine Tools: 0.0%
220		Black & Decker Corp.	19,428
300		Snap-On, Inc.	15,153
250		Stanley Works	15,175

			49,756

Healthcare — Products: 0.5%
1,150		Baxter International, Inc.	64,791
290		Becton Dickinson & Co.	21,605
400		Biomet, Inc.	18,288
1,800	@	Boston Scientific Corp.	27,612
200		CR Bard, Inc.	16,526
5,050		Johnson & Johnson	311,181
1,650		Medtronic, Inc.	85,569
400	@	St. Jude Medical, Inc.	16,596
400		Stryker Corp.	25,236
200	@	Varian Medical Systems, Inc.	8,502
400	@	Zimmer Holdings, Inc.	33,956

			629,862

Healthcare — Services: 0.2%
920		Aetna, Inc.	45,448
315	@	Coventry Health Care, Inc.	18,160
300	@	Humana, Inc.	18,273
150	@	Laboratory Corp. of America Holdings	11,739
2,260		UnitedHealth Group, Inc.	115,576
1,010	@	WellPoint, Inc.	80,628

			289,824

Home Builders: 0.0%
400		Centex Corp.	16,040
400		KB Home	15,748
200		Lennar Corp.	7,312

			39,100

Home Furnishings: 0.0%
100		Harman International Industries, Inc.	11,680
100		Whirlpool Corp.	11,120

			22,800

Household Products/Wares: 0.1%
200		Clorox Co.	12,420
1,000		Kimberly-Clark Corp.	66,890

			79,310

Shares			Value

Housewares: 0.0%
700		Newell Rubbermaid, Inc.	$20,601

			20,601

Insurance: 0.9%
690	@@	ACE Ltd.	43,139
900		Aflac, Inc.	46,260
1,320		Allstate Corp.	81,193
200		AMBAC Financial Group, Inc.	17,438
4,300		American International Group, Inc.	301,129
500		AON Corp.	21,305
300		Assurant, Inc.	17,676
1,020		Chubb Corp.	55,223
600		Cigna Corp.	31,332
900		Genworth Financial, Inc.	30,960
650		Hartford Financial Services Group, Inc.	64,032
435		Lincoln National Corp.	30,863
590		Loews Corp.	30,078
800		Marsh & McLennan Cos., Inc.	24,704
200		MBIA, Inc.	12,444
1,400		Metlife, Inc.	90,272
130		MGIC Investment Corp.	7,392
600		Principal Financial Group	34,974
1,610		Progressive Corp.	38,527
940		Prudential Financial, Inc.	91,396
200		Safeco Corp.	12,452
250		Torchmark Corp.	16,750
1,250		Travelers Cos., Inc.	66,875
400		UnumProvident Corp.	10,444
350	@@	XL Capital Ltd.	29,502

			1,206,360

Internet: 0.3%
500	@	Amazon.com, Inc.	34,205
1,800	@	eBay, Inc.	57,924
350	@	Google, Inc.	183,183
500	@	IAC/InterActiveCorp.	17,305
1,846	@	Symantec Corp.	37,289
500	@	VeriSign, Inc.	15,865
2,000	@	Yahoo!, Inc.	54,260

			400,031

Iron/Steel: 0.1%
200		Allegheny Technologies, Inc.	20,976
670		Nucor Corp.	39,296
270		United States Steel Corp.	29,363

			89,635

Leisure Time: 0.1%
700		Carnival Corp.	34,139
550		Harley-Davidson, Inc.	32,786

			66,925

Lodging: 0.1%
300		Harrah's Entertainment, Inc.	25,578
300		Hilton Hotels Corp.	10,041
360		Marriott International, Inc.	15,566
250		Starwood Hotels & Resorts Worldwide, Inc.	16,768

			67,953

Machinery — Construction & Mining: 0.1%
1,200		Caterpillar, Inc.	93,960
200	@	Terex Corp.	16,260

			110,220

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES V	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Machinery — Diversified: 0.1%
300		Cummins, Inc.	$30,363
450		Deere & Co.	54,333
200		Rockwell Automation, Inc.	13,888

			98,584

Media: 0.5%
1,000		CBS Corp. — Class B	33,320
750		Clear Channel Communications, Inc.	28,365
4,000	@	Comcast Corp. — Class A	112,480
1,300	@	DIRECTV Group, Inc.	30,043
450		Gannett Co., Inc.	24,728
820		McGraw-Hill Cos., Inc.	55,826
4,050		News Corp., Inc. — Class A	85,901
4,500		Time Warner, Inc.	94,680
900	@	Viacom - Class B	37,467
3,350		Walt Disney Co.	114,369

			617,179

Metal Fabricate/Hardware: 0.0%
100		Precision Castparts Corp.	12,136

			12,136

Mining: 0.1%
1,400		Alcoa, Inc.	56,742
577		Freeport-McMoRan Copper & Gold, Inc.	47,787
500		Newmont Mining Corp.	19,530

			124,059

Miscellaneous Manufacturing: 0.9%
1,300		3M Co.	112,827
400		Cooper Industries Ltd.	22,836
350		Danaher Corp.	26,425
800		Eastman Kodak Co.	22,264
500		Eaton Corp.	46,500
15,950		General Electric Co.	610,566
1,200		Honeywell International, Inc.	67,536
800		Illinois Tool Works, Inc.	43,352
500		ITT Corp.	34,140
200		Pall Corp.	9,198
400		Parker Hannifin Corp.	39,164
100		Textron, Inc.	11,011
3,350		Tyco International Ltd.	113,197

			1,159,016

Office/Business Equipment: 0.0%
1,550	@	Xerox Corp.	28,644

			28,644

Oil & Gas: 1.5%
900		Anadarko Petroleum Corp.	46,791
200		Apache Corp.	16,318
400		Chesapeake Energy Corp.	13,840
3,981		Chevron Corp.	335,359
2,841		ConocoPhillips	223,019
800		Devon Energy Corp.	62,632
400		ENSCO International, Inc.	24,404
200		EOG Resources, Inc.	14,612
9,600		ExxonMobil Corp.	805,248
300		Hess Corp.	17,688
1,500		Marathon Oil Corp.	89,940
200		Murphy Oil Corp.	11,888
500	@, @@	Nabors Industries Ltd.	16,690
200		Noble Corp.	19,504

Shares			Value

1,500		Occidental Petroleum Corp.	$86,820
300		Sunoco, Inc.	23,904
500	@	Transocean, Inc.	52,990
1,100		Valero Energy Corp.	81,246
400		XTO Energy, Inc.	24,040

			1,966,933

Oil & Gas Services: 0.2%
400		Baker Hughes, Inc.	33,652
1,900		Halliburton Co.	65,550
350	@	National Oilwell Varco, Inc.	36,484
1,900		Schlumberger Ltd.	161,386
200	@	Weatherford International Ltd.	11,048

			308,120

Packaging & Containers: 0.1%
250		Ball Corp.	13,293
300		Bemis Co.	9,954
750	@	Pactiv Corp.	23,918
600		Sealed Air Corp.	18,612

			65,777

Pharmaceuticals: 0.9%
2,100		Abbott Laboratories	112,455
500		AmerisourceBergen Corp.	24,735
200	@	Barr Pharmaceuticals, Inc.	10,046
3,100		Bristol-Myers Squibb Co.	97,836
600		Cardinal Health, Inc.	42,384
1,400		Eli Lilly & Co.	78,232
420	@	Express Scripts, Inc.	21,004
700	@	Forest Laboratories, Inc.	31,955
1,400	@	Gilead Sciences, Inc.	54,278
550	@	King Pharmaceuticals, Inc.	11,253
400	@	Medco Health Solutions, Inc.	31,196
3,550		Merck & Co., Inc.	176,790
700		Mylan Laboratories	12,733
11,500		Pfizer, Inc.	294,055
2,450		Schering-Plough Corp.	74,578
400	@	Watson Pharmaceuticals, Inc.	13,012
2,150		Wyeth	123,281

			1,209,823

Pipelines: 0.1%
1,050		El Paso Corp.	18,092
400		Questar Corp.	21,140
800		Spectra Energy Corp.	20,768
1,000		Williams Cos., Inc.	31,620

			91,620

Real Estate Investment Trusts: 0.1%
200		Apartment Investment & Management Co.	10,084
330		Archstone-Smith Trust	19,506
300		Boston Properties, Inc.	30,639
300		Developers Diversified Realty Corp.	15,813
200		Equity Residential	9,126
600		Host Hotels & Resorts, Inc.	13,872
300		Kimco Realty Corp.	11,421
450		Prologis	25,605
300		Simon Property Group, Inc.	27,912
200		Vornado Realty Trust	21,968

			185,946

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES V	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Retail: 0.9%
200	@	Autozone, Inc.	$27,324
300	@	Bed Bath & Beyond, Inc.	10,797
810		Best Buy Co., Inc.	37,803
400	@	Big Lots, Inc.	11,768
800		Costco Wholesale Corp.	46,816
2,218		CVS Corp.	80,846
350		Darden Restaurants, Inc.	15,397
500		Dollar General Corp.	10,960
600		Family Dollar Stores, Inc.	20,592
1,100		Gap, Inc.	21,010
2,820		Home Depot, Inc.	110,967
450		JC Penney Co., Inc.	32,571
500	@	Kohl's Corp.	35,515
2,500		Lowe's Cos., Inc.	76,725
1,048		Macy's, Inc.	41,689
2,250		McDonald's Corp.	114,210
400		Nordstrom, Inc.	20,448
400	@	Office Depot, Inc.	12,120
500		RadioShack Corp.	16,570
130	@	Sears Holding Corp.	22,035
900		Staples, Inc.	21,357
1,150	@	Starbucks Corp.	30,176
1,300		Target Corp.	82,680
950		TJX Cos., Inc.	26,125
1,590		Walgreen Co.	69,229
3,750		Wal-Mart Stores, Inc.	180,413
400		Wendy's International, Inc.	14,700
1,000		Yum! Brands, Inc.	32,720

			1,223,563

Savings & Loans: 0.1%
900		Hudson City Bancorp., Inc.	10,998
500		Sovereign Bancorp., Inc.	10,570
1,702		Washington Mutual, Inc.	72,573

			94,141

Semiconductors: 0.4%
750	@	Advanced Micro Devices, Inc.	10,725
750		Altera Corp.	16,598
350		Analog Devices, Inc.	13,174
1,350		Applied Materials, Inc.	26,825
600	@	Broadcom Corp.	17,550
9,540		Intel Corp.	226,670
500		KLA-Tencor Corp.	27,475
400		Linear Technology Corp.	14,472
1,100	@	LSI Logic Corp.	8,261
500		Maxim Integrated Products	16,705
400	@	MEMC Electronic Materials, Inc.	24,448
1,150	@	Micron Technology, Inc.	14,410
450		National Semiconductor Corp.	12,722
450	@	Novellus Systems, Inc.	12,767
500	@	Nvidia Corp.	20,655
650	@	Teradyne, Inc.	11,427
2,100		Texas Instruments, Inc.	79,023
500		Xilinx, Inc.	13,385

			567,292

Software: 0.6%
920	@	Adobe Systems, Inc.	36,938
470	@	Autodesk, Inc.	22,128
950		Automatic Data Processing, Inc.	46,047
500	@	BMC Software, Inc.	15,150

Shares			Value

1,250		CA, Inc.	$32,288
500	@	Citrix Systems, Inc.	16,835
1,350	@	Compuware Corp.	16,011
450	@	Electronic Arts, Inc.	21,294
1,172		First Data Corp.	38,289
400	@	Fiserv, Inc.	22,720
900	@	Intuit, Inc.	27,072
13,150		Microsoft Corp.	387,531
1,300	@	Novell, Inc.	10,127
6,100	@	Oracle Corp.	120,231
600		Paychex, Inc.	23,472

			836,133

Telecommunications: 1.0%
400	@@	Allergan, Inc.	23,056
500		Alltel Corp.	33,775
9,910		AT&T, Inc.	411,265
800	@	Avaya, Inc.	13,472
500		CenturyTel, Inc.	24,525
10,150	@	Cisco Systems, Inc.	282,678
1,200		Citizens Communications Co.	18,324
2,600	@	Corning, Inc.	66,430
328		Embarq Corp.	20,785
850	@	Juniper Networks, Inc.	21,395
3,920		Motorola, Inc.	69,384
2,600		Qualcomm, Inc.	112,814
2,400	@	Qwest Communications International, Inc.	23,280
4,266		Sprint Nextel Corp.	88,349
1,100	@	Tellabs, Inc.	11,836
4,100		Verizon Communications, Inc.	168,797

			1,390,165

Toys/Games/Hobbies: 0.0%
500		Hasbro, Inc.	15,705
1,000		Mattel, Inc.	25,290

			40,995

Transportation: 0.3%
500		Burlington Northern Santa Fe Corp.	42,570
200		CH Robinson Worldwide, Inc.	10,504
700		CSX Corp.	31,556
550		FedEx Corp.	61,034
650		Norfolk Southern Corp.	34,171
500		Union Pacific Corp.	57,575
1,400		United Parcel Service, Inc.	102,200

			339,610

		Total Common Stock (Cost $ 19,131,159 )	21,743,178

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES V	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 78.0%
Federal Home Loan Mortgage Corporation: 21.7%
$5,375,000	^, Z	5.070%, due 07/15/08	$5,101,359
25,500,000	^^, Z	5.200%, due 10/15/08	23,882,918

			28,984,277

Federal National Mortgage Corporation: 28.2%
39,500,000	^^, Z	5.260%, due 05/15/08	37,734,130

			37,734,130

Other U.S. Agency Obligations: 28.1%
14,205,000	Z	Financing Corp., 5.080%, due 06/27/08	13,512,307
5,763,000	Z	Financing Corp., 5.130%, due 10/06/08	5,405,394
15,000,000	^, Z	Resolution Funding Corp., 4.880%, due 07/15/08	14,263,710
4,604,000	^, Z	Tennessee Valley Authority, 5.030%, due 07/15/08	4,371,378

			37,552,789

		Total U.S. Government Agency Obligations (Cost $107,326,976)	104,271,196

U.S. TREASURY OBLIGATIONS: 5.5%
U.S. Treasury STRIP: 5.5%
7,676,000	^^, Z	5.060%, due 05/15/08	7,351,512

		Total U.S. Treasury Obligations (Cost $7,353,530)	7,351,512

		Total Long-Term Investments (Cost $133,811,665)	133,365,886

SHORT-TERM INVESTMENTS: 0.4%
Mutual Fund: 0.2%
200,000	**	ING Institutional Prime Money Market Fund	200,000

		Total Mutual Fund (Cost $200,000)	200,000

Principal Amount			Value
Repurchase Agreement: 0.2%
$307,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $307,136 to be received upon repurchase (Collateralized by $660,000 Resolution Funding Corporation, Discount Note, Market Value $314,563, due 01/15/21)		307,000

	Total Repurchase Agreement (Cost $307,000)		307,000

	Total Short-Term Investments (Cost $507,000)		507,000

	Total Investments in Securities (Cost $134,318,665)*	100.1%	$133,872,886
	Other Assets and Liabilities - Net	(0.1)	(193,169)

	Net Assets	100.0%	$133,679,717

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $134,486,343.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,805,561
Gross Unrealized Depreciation	(3,419,018)

Net Unrealized Depreciation	$(613,457)

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.

P.O. Box 419368

Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation

One Wall Street

New York, New York 10236

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VSAR-AGET	(0607-082107)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING GET Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 5, 2007